Credit Risk	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Credit Risk
Credit risk

Overview
Credit risk is the risk of financial loss due to the default or credit quality deterioration of a customer or counterparty to which we provided credit, or for whom we have assumed a financial obligation.
We set out how our exposures arise and our approach to credit risk across the credit risk lifecycle. We discuss our ECL approach and the key inputs to our ECL model. We then analyse our key metrics, credit performance and forbearance.
Key metrics Stage 3 ratio of 1.49% (2022: 1.24%). Loss allowances of £994m (2022: £1,007m). Balance weighted average LTV of 66% (2022: 69%) on new mortgage lending.
CREDIT RISK MANAGEMENT
Exposures  (audited)
Exposures to credit risk arise in our business segments from:

Retail and Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime
lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages
for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals,
such as loans, credit cards and
overdrafts.
–Banking services to businesses
with turnover up to £6.5m per
annum and simpler borrowing
needs. We offer loans, credit
cards and overdrafts.

–Financing for cars, vans, motorbikes
and leisure vehicles through
Santander Consumer (UK) plc
(SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car
Financial Services UK Limited, we
provide retail point of sale customer
finance and wholesale finance
facilities (stock finance).

–Loans, bank accounts, treasury
services, invoice discounting, cash
transmission, trade finance and asset
finance.
–We provide these to SMEs and mid-
sized corporates with turnover up to
£500m per annum, Commercial Real
Estate and Social Housing
associations.

–Asset and liability management of our
balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.
–Crown Dependencies - mainly
residential mortgages to individuals in
Jersey and the Isle of Man.

Our approach to credit risk
We manage our portfolios across the credit risk lifecycle, from drawing up our risk strategy and planning, through assessment and origination, monitoring, arrears management and debt recovery. We make sure the actual risk profile of our exposures stays in line with our business plans and within our Risk Appetite. We tailor the way we manage risk to the type of product and regularly review our approach and refine it when we need to.
1. Risk strategy and planning (audited)
All relevant areas of the business work together to create our business plans. We aim to balance our strategy, goals, and financial and technical resources with our Risk Appetite. To do this, we focus on economic and market conditions and forecasts, regulations, conduct matters, profitability, returns and market share.
2. Assessment and origination (audited)
Managing credit risk begins with lending responsibly. That means only lending to customers who are committed to paying us back and can afford to, even if their circumstances change. We perform a thorough risk assessment to make sure a customer can meet their obligations before we approve a loan. We take proportionate steps to assess whether a customer will be able to repay the money borrowed. We do this by a series of initial affordability and credit risk assessments. We access each customer’s credit profile and signs of how reliable they are at repaying credit. When a customer applies, we assess the data they provide, plus data from credit reference agencies (for Retail and Business Banking and Consumer Finance) and performance on their other Santander UK accounts (if they have any) against our Credit Policy.
Retail and Business Banking
In Mortgages, for secured loans, we assess affordability by reviewing the customer’s income and spending, their other credit commitments, and what would happen if interest rates went up. Many of our decisions are automated as we use data available to us. We tailor our process and application assessment based on the product. More complex transactions often need greater manual assessment using our credit underwriters’ skill and experience.
In Everyday Banking and Business Banking, many of our decisions are automated. We assess affordability by reviewing the customer’s income and spending, including other credit commitments and adjusting for future inflation and expected interest rates.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee supporting losses on amounts lent under its Coronavirus Loan Schemes as collateral with 100% for Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus
Business Interruption Loan Scheme (CBILS).

Consumer Finance
In Consumer Finance, similar to Retail and Business Banking, many decisions are automated and we tailor the process to the product. Residual value risk is one of our top risks.
Credit risk mitigation
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

Corporate & Commercial Banking
We assign each customer a credit rating according to the internal rating threshold, using our internal rating scale (see ‘Credit quality’ in ‘Santander UK group level
– credit risk review’ section). To do this, we look at the customer’s financial history and trends in the economy, backed up by the expert judgement of a risk analyst.
We review our internal ratings on a dynamic basis and at least once a year for those clients that are rated. We also assess the underlying risk of the transaction, taking account of any mitigating factors (see the tables below) and how it fits with our risk policies, limits and Risk Appetite.
Responsible lending, including climate change and the transition to a low carbon economy
As part of the Banco Santander group, we comply with the Equator Principles to factor social, ethical and environmental impacts into our risk analysis and decision making for qualifying financial transactions. We are committed to supporting clients and economies in their transition to a low carbon economy, providing financial products and/or services to business activities that are environmentally and socially responsible. Our Environmental, Social and Climate Change (ESCC)
policy sets out how we identify, assess, monitor and manage environmental and social risks and other climate change related activities in the Oil and Gas, Power
Generation and Mining and Metals sectors and those arising from businesses engaged in soft commodities. Our ESCC policy prohibits project-related financing for new coal-fired power plants (CFPP) worldwide and we will only work with new clients with CFPPs to provide specific financing for renewable energy projects.
In line with Banco Santander's commitment, by 2030 we will eliminate all exposure to thermal coal mining and stop providing financial services to power generation clients with more than 10% of revenue from thermal coal. For more on our approach to responsible lending, see the Sustainability and Responsible
Banking section.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property. We also get an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

Corporate Centre
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Crown Dependencies	We manage the risk on this portfolio in a similar way as for mortgages in Retail and Business Banking.
3. Monitoring (audited)
We measure and monitor changes in our credit risk profile on a regular and systematic basis against our budgets, limits and benchmarks.
Credit concentrations
A core part of our monitoring and management is a focus on credit concentrations, such as the proportion of our lending that goes to specific borrowers, groups or industries. We set and monitor concentration limits in line with our Risk Appetite and review them on a regular basis.
–Geographical concentrations: We set exposure limits to countries and geographies, with reference to the country limits set by Banco Santander and our own
Risk Appetite. For more geographical information, see ‘Country risk exposures’.
–Industry concentrations: We also set exposure limits by industry sector. We set these limits based on the industry outlook, our strategic aims and desired level of  concentration, and relevant limits set by Banco Santander. We analyse committed exposures in the ‘Credit risk review’ section that follows.
Retail and Business Banking
We use IT systems and data available to us to monitor accounts. The main parts are:
–Behavioural scoring: we use statistical models that help predict whether a customer will have problems repaying, based on how they use their accounts
–Credit reference agencies: we often use data from agencies on how the borrower is handling credit from other lenders in our behaviour scoring models
–Other Santander UK accounts: each month, we also look at how the customer uses their other accounts with us, so we can identify problems early.
Our day-to-day retail credit risk monitoring relies on a mix of product, customer and portfolio performance measures as described above. However, changes in the wider UK economy also impact our Mortgages and Everyday Banking portfolios. As part of our day-to-day risk monitoring, we use a Retail Risk Playbook tolerance framework that sets out the most relevant macroeconomic variables to retail portfolio performance. We monitor these variables against our forecasts. If the economy deviates materially from our forecasts, such as due to the effects of the cost of living crisis or high inflation, we formally review our retail risk management policy and strategy.
We also use the Retail Risk Playbook tolerance framework and management judgements to ensure that portfolio quality remains within our Risk Appetite by measuring against trigger values for key risk profile and performance metrics.
For secured lending, our monitoring also takes account of changes in property prices. We estimate the property’s value every three months. In most cases, we use statistical models based on recent sales prices and valuations in that local area. Use of this model is subject to Model Risk Governance. Where a lack of data means the model’s valuation is not available, we use the original surveyor valuation with a House Price Index (HPI) adjustment as needed.
For unsecured personal lending like credit cards and overdrafts, monitoring might lead us to raise or lower credit limits. For business banking services, we review revolving credit facilities each year to ensure the facilities remain appropriate for the customer's financial circumstances.
Consumer Finance
In Consumer Finance, similar to Retail and Business Banking, we use IT systems and data available to us to monitor accounts, and we use the Retail Risk
Playbook tolerance framework and management judgements to ensure that portfolio quality remains within Risk Appetite. We also check the Residual Value of our portfolio each month, using triggers set to identify any material change in trends.
Corporate & Commercial Banking and Corporate Centre
We regularly monitor and report our credit risk by portfolio, segment, industry, location and customer. We monitor detailed analyses of our credit exposures and risk trends each month. We also report our larger exposures and risks to the BRC each month.
Our Watchlist
We also use a Watchlist for exposures subject to annual reviews to help identify potential problem debt early. Just because a customer is on our Watchlist does not mean they have defaulted. It just means that their probability of default has increased, such as they have breached a covenant or lost a major contract.
We classify Watchlist cases as:
–Enhanced monitoring: for less urgent cases. We monitor these cases more often and where appropriate may consider more collateral.
–Proactive management: for more urgent or serious cases. We may take steps to restructure debt including extending the term, taking more collateral, agreeing a lower credit limit, or seeking repayment of the loan through refinancing or other means.
We assess Watchlist cases for impairment as set out in the ‘Significant Increase in Credit Risk (SICR)’ section. When a customer is in enhanced monitoring, we do not consider it has suffered a SICR for ECL purposes, so it remains in Stage 1 for our loss allowance calculations. When a customer is in proactive management, we consider it has suffered a SICR, so we transfer it to Stage 2 and apply a lifetime ECL for our loss allowance calculations. We take into account any forbearance we offer. This includes any extra security, guarantees or equity available and the potential to enhance value by asset management.
In Corporate & Commercial Banking, as part of our annual reviews, for loans nearing maturity, we look at the prospect of refinancing the loan on current market terms and applicable credit policy. If this is unlikely, we put the case on our Watchlist. We manage exposures not subject to annual reviews, mainly high volume and low value cases, using early warning indicators including credit reference agency data, supported by teams of expert analysts.
In Corporate Centre, we typically monitor the credit quality of our exposures daily. We use internal and third-party data to detect any potential credit deterioration.
In addition, we manage the credit quality of our Crown Dependencies mortgages in a similar way as for mortgages in Retail and Business Banking.
4. Arrears management (audited)
Retail and Business Banking and Consumer Finance
We have several strategies to manage arrears that we can use as early as the day after a missed payment. We also reach out to up-to-date customers who may be at risk of going into arrears for support purposes. We assess the financial difficulties a customer is having, so we can offer them the right support to manage their agreement whilst in arrears. The strategy we use depends on the risk and the customer’s circumstances.
Corporate & Commercial Banking and Corporate Centre
We identify problem debt by close monitoring, supported by our Watchlist process for exposures subject to annual review. We aim to identify warning signs early by monitoring customers’ financial and trading data, checking to see they do not breach covenants, and having regular dialogue with them. We tailor our strategy to the type of customer, their circumstances and the level of risk. We try to help our customers find their own way out of financial difficulty and agree on a plan that works for both of us. We engage our Restructuring & Recoveries team as needed on Watchlist cases and we may hand over more serious cases to them. For exposures not subject to annual review, we have strategies to manage arrears that we can use as early as the day of the missed payment. If a case becomes more urgent or needs specialist attention, and if it transfers to Stage 3, we transfer it to our Restructuring & Recoveries team.
For more, see the Forbearance section.
5. Debt recovery (audited)
Sometimes, even when we have taken all reasonable and responsible steps to manage arrears in our Financial Support area, they are not effective. If this happens, we may choose to end our agreement with the customer and try to recover the outstanding balance (with recourse to any associated collateral), or as much of it as we can.
Retail and Business Banking
In Mortgages and Everyday Banking, we may use a debt collection agency, sell the debt, or take the customer to court. For retail mortgages, we may repossess the property as a last resort or to protect it from damage or third-party claims. We make sure our estimated losses from repossessed properties are realistic by getting two independent valuations and the estimated selling costs, and using them in our loss allowances calculations. Where we repossess a property, we do not take ownership. We use agents to realise the value and settle the debt. Any surplus funds are returned to the borrower or dealt with in line with insolvency rules.
Consumer Finance
In Consumer Finance, similar to Retail and Business Banking, we may use a debt collection agency or a specialist law firm to recover the balance outstanding.
We may also consider the sale of debt where all avenues have been explored.
Corporate & Commercial Banking and Corporate Centre
Where we look for an exit, we aim to do this, if we can, by agreeing with the borrower that they will sell some or all their assets on a voluntary basis or agreeing to give them time to refinance their debt with another lender. Where we cannot reach an agreement, we consider recovery options. This can be through an insolvency proceeding, enforcing over any collateral or selling debt on the secondary market. We may also consider other legal action to recover what we are owed. If there is a shortfall, we write it off against our loss allowances. In very rare cases, we may act as mortgagee in possession of assets held as collateral against non-performing commercial lending. In such cases, we carry the assets on our balance sheet and classify them in line with our accounting policies.
Loan modifications (audited)
We sometimes change the terms of a loan when a customer gets into financial difficulty (this is known as forbearance), or for other commercial reasons.
Forbearance (audited)
We can change the terms of a customer's loan, temporarily or permanently, to help them through temporary periods of difficulty so they can get back on to sustainable terms. We assess what we offer to make sure the customer can afford it. Forbearance improves our customer relationships and we review our approach regularly to make sure it is still effective. We try to offer forbearance before a customer defaults and we only foreclose or repossess as a last resort.
The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms.

Interest-only
Historical interest-only payments due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases, we may offer interest rate concessions.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

When we agree forbearance, we consider the account has suffered a significant increase in credit risk (SICR), as we explain later on, and we classify it as Stage 2 or 3. A non-performing forborne account is one that has forbearance carried out in Stage 3, and a performing forborne account is one that has forbearance carried out in Stage 2. If an account is already in Stage 2, we keep it in Stage 2 unless the account is deemed unlikely to pay, involves forgiving fees and interest or debt, or is being granted multiple forbearances. In these cases, we move it into Stage 3. If an account is already in Stage 3, we keep it in Stage 3. A loan moves out of forbearance once the exit criteria below are met. We monitor the performance of all forborne loans.
We signed up to the HM Treasury Mortgage Charter published in June 2023, that aims to provide more support for customers who may be struggling to maintain their mortgage repayments. We made more customer support solutions available from July 2023, allowing customers who are up-to-date with their payments to make interest-only payments for six months or extend their mortgage term to reduce their monthly payments. Volumes of accounts seeking more support were less than 1% of active mortgage account stock. Mortgage Charter support solutions are not automatically classed as forbearance, unless other forbearance criteria are met.
Exit from forbearance criteria

	Exit from	Conditions to be met
Cure	Stage 3 to Stage 2	For an account in Stage 3 to exit non-performing forbearance, all the following conditions must be met:
If the account was classed as Stage 3 due to being more than 90 days past due, then the account should be 90 days or less past due
The customer has no other material default debt with us more than 90 days past due
If the account was classed as Stage 3 due to being unlikely to pay, then the account should no longer be deemed unlikely to pay
Account has exited its forbearance trigger for 12 consecutive months
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met
	Stage 2 to Stage 1	For an account in Stage 2 to exit forbearance, all the following conditions must be met:
The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears
The account no longer triggers SICR
The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy
If an account fails whilst in probation to cure, i.e. in the 12 months backstop in Stage 3 or the two years in Stage 2, the probation period is reset and the account is moved back to Stage 3.
Other forms of debt management and modifications
Retail and Business Banking
In Mortgages, apart from forbearance, we have sometimes changed the contract terms to keep a good relationship with a customer. In Mortgages and Everyday
Banking, we do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Consumer Finance
We do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Corporate & Commercial Banking and Corporate Centre
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Risk measurement and control
We measure and control credit risk at all stages across the credit risk lifecycle. We have a range of tools, processes and approaches.
Retail and Business Banking and Consumer Finance
These businesses involve managing large numbers of accounts, so they produce a huge amount of data. This allows us to take a more analytical and data intense approach to measuring risk. This is reflected in the wide range of statistical models we use across the credit risk lifecycle. We use:
–Risk strategy and planning: econometric models
–Assessment and origination: application scorecards, and attrition, pricing, loss allowance and capital models
–Monitoring: behavioural scorecards and profitability models
–Arrears management: models to estimate the proportion of cases that will result in possession (known as roll rates)
–Debt recovery: recovery models.
We assess and review our loss allowances regularly and have them independently reviewed. We look at factors such as the cash flow available to service debt.
We also use an agency to value any collateral – mainly mortgages.
Corporate & Commercial Banking and Corporate Centre
We measure the credit risk on treasury products by adding their potential future exposure to market movements over their lives to their fair value. Then we add it to any other exposure and measure the total against our credit limits for each client. In Corporate Centre, we manage the credit risk on our Crown Dependencies mortgages in a similar way as for mortgages in Retail and Business Banking. We assess our loss allowances regularly by looking at factors such as the cash flow available to service debt and the value of collateral based on third-party professional valuations.
Key metrics (audited)
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.

We also assess risks from other perspectives, such as geography, business area, product and process to identify areas to focus on. We also use stress testing to establish vulnerabilities to economic deterioration. Our business segments tailor their approach to credit risk to their customers, as we explain later on.
Key differences between regulatory EL and IFRS 9 ECL models
There are differences between the regulatory EL and IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we make adjustments to ensure the outcome is in line with IFRS 9, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Recognises ability for exposure to reduce from balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date
Recognising ECL (audited)
The ECL approach estimates the credit losses arising from defaults in the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a Significant Increase in Credit Risk (SICR) since the origination date. The ECL approach considers forward-looking data, including a range of possible outcomes, which should be unbiased and probability-weighted to reflect the risk of a loss being incurred even when it is unlikely.
Critical judgements and accounting estimates applied in calculating ECL (audited)
The application of the ECL impairment methodology for calculating credit impairment allowances is susceptible to change from period to period. The methodology requires management to make judgmental assumptions in determining the estimates.
For more on our approach to making critical judgements and accounting estimates applied in calculating ECL see 'Critical judgements and accounting estimates'
Note 1 to the Consolidated Financial Statements.
Multiple economic scenarios and probability weights (audited)
For all our portfolios, we use five forward-looking economic scenarios. For 2023, they consisted of a central base case, one upside scenario and three downside scenarios. We use five scenarios to reflect a wide range of possible outcomes for the UK economy.
Our forecasting approach
We derive our scenarios in part by using a set of parameters in GDP fan charts published by the Office for Budget Responsibility (OBR). These fan charts reflect the probability distribution of a deviation from the OBR’s central forecast to show the uncertainty about the outcome of a variable, in this case GDP.
Once we have established the GDP paths for each scenario, we run them through the Oxford Global Economic Model (OGEM) to derive the other macroeconomic variables, such as unemployment and house prices. These variables are the product of the GDP growth paths we have forecast and the output of the OGEM for these growth paths. We then review them to ensure consistency with the narrative of each scenario and so changes to the variables may be needed in some cases.
We then impose a Bank Rate profile for each scenario using expert judgement with the base case as the starting point and then adjusting this for each of the four other scenarios based on the narratives. We produce a range of Bank Rate profiles to reflect a range of possible outcomes the Bank of England may follow depending on how it sees the trade-off between growth and inflation evolving over the forecast period. For example, this might consist of higher rates initially in response to inflationary concerns followed by lower rates as inflation falls towards target, and that this may be sharper in the event of a deep recession.
We update the baseline in our economic scenarios at least twice a year in line with our annual budgeting and three-year planning processes, or sooner if there is a material change in current or expected economic conditions. We refresh all our economic scenarios quarterly to reflect the latest data and OBR fan charts if these changed, which are then reviewed and approved by the Credit Risk Provisions Forum (CRPF). The CRPF also assesses the probability weights at least once a quarter.
We do not use consensus forecasts as inputs to our models, but we do compare the outputs of our models against consensus views for the base case, to make sure that we understand any significant differences and address them where needed. At 31 December 2023, there were no significant differences between our base case forecasts and the consensus views.
In 2023, we undertook a further peer benchmarking analysis of the economic scenarios, which for Q423 included the mean weighted analysis for a selection of economic variables, including GDP, unemployment rate and HPI. This meant that we could compare our weighted scenarios against the average of our peers to understand what differences there may be. The conclusion of this analysis demonstrated that our economic scenarios were in line with our peers although, on a weighted basis, our house price inflation assumption reflected a more conservative view.
In 2023, we also considered any likely impact from climate risk on our forecasting approach and concluded that no adjustment to the multiple economic scenarios for climate risk was required. This is because climate change effects are generally regarded to be relevant over a longer timeframe than our forecast period of five years.
Our use of five scenarios is designed to reflect different possible outcomes to the base case, highlighting the upside and downside risks associated with the central scenario. The downside risks for the UK economy include a sharp downturn in global growth, a return to upside inflation surprises which raises the cost of living, a continuation of the very low productivity growth seen in the UK, a move to a more protectionist agenda for trade and further geopolitical events adding to challenging economic conditions. The upside risks were more muted at the end of 2023 and include a stronger recovery in global growth, a faster fall in inflation, coupled with further trade agreements with other countries.
Our forecasting period for GDP is five years and then we revert to the average trend growth over three years based on the OBR’s long-run GDP forecast assumption. The reversion to mean for all macroeconomic variables is expected to take three years after the initial five-year forecast period.
Key changes to our forecasting approach in 2023
In 2023, there were no specific changes to our forecasting approach. We incorporated the OBR's March 2023 fan chart parameters to generate the GDP paths
(excluding the base case).
Base case
We review the scenarios and associated weights every quarter to ensure they appropriately reflect the current economic circumstances and UK Government policy which is subject to change.
In summary, the outlook for the UK economy in 2024 remains challenging due to a lack of growth, weak investment and with continuing risks to the 2% inflation target, particularly if the situations in the Middle East and Ukraine trigger a renewed surge in oil and gas prices. Inflationary pressures could be further exacerbated by a tight UK labour market maintaining pressure on wage growth at a time when firms are struggling to match appropriately skilled workers to available vacancies.

Base case key macroeconomic assumptions
–House price growth: The sharp rise in mortgage rates triggered a slowdown in house price growth in recent months. With survey indicators pointing to a slump in buyer demand as confidence is hit by a squeeze on affordability from the sharp rise in mortgage rates, house prices are expected to continue declining in the near-term. However, as the supply of housing is also weak this has helped to limit the overall fall in house prices compared to previous downturns despite the sharp rise in interest rates. We forecast a
c.2% year-on-year decline in house prices by the end of 2023, with a further fall of 1% by the end of 2024. Looser monetary policy from the second half of 2024 enables house price growth to recover with growth back to average levels by the end of the forecast period.

–GDP: While the monthly GDP estimate for October 2023 showed the economy shrinking marginally with a 0.3% month-on-month fall, this aligns to the picture of a stagnating UK economy.  The PMI data for November 2023 is marginally above 50 and suggests growth to be modest in Q423. As such, the near-term outlook for growth remains broadly flat -
but as the effects of higher interest rates filter through the economy this year and the bulk of fixed rate mortgages are renewed, consumer spending growth could fall back sharply and with business insolvencies expected to increase, there are still downside risks to our forecast of 0.4% growth in 2024.

–Unemployment rate: Unemployment remained flat in October 2023 at 4.2% based on the ONS experimental data and combined with other surveys such as REC, suggest that the labour market is slowly loosening. With companies under pressure from rising debt servicing costs and higher wages, it is likely that some will become insolvent and others find that demand for their goods and services reduces as households restrict their spending. We do not envisage a large rise in unemployment compared to previous recessions. The rate peaks at 4.8% by the end of 2024, in part impacted by the ongoing return of previously inactive workers to the labour force.

–Bank Rate: The Monetary Policy Committee (MPC) kept rates at 5.25% at the December 2023 meeting. Our base case assumes no further rate rises with the
MPC expected to start loosening monetary policy in Q224, with rates ending 2024 at 4.50%. Further cuts through the rest of the 5-year forecast period leaves bank rate at 3.00% by the end of 2028.

In the medium-term, the projections assume that current demographic and productivity trends will continue, causing a reduction in the UK’s growth potential. For instance, it is likely that the reduction in the UK workforce will continue and this will have a knock-on impact for the economy, particularly if there are shortages of skilled workers in particular sectors. This is reflected in an average annual growth expectation of 1.6%, in line with the OBR’s latest estimate of the UK’s long run average growth rate.
Key changes to our base case in 2023
For our base case, we no longer expect a short recession given that the economy has been more resilient than expected in 2023. However, risks around this assumption remain as the full effects of higher interest rates have yet to be felt across the UK economy which keeps growth in 2024 significantly below average.
Our base case was updated to reflect the latest market data and to broadly align with the latest consensus estimates. The most notable change was to HPI with expected house price falls now lower in 2023 and 2024.
Other scenarios
Based on this revised base case, we reviewed our suite of scenarios to ensure that they capture the wide range of potential outcomes for the UK economy. These include (i) persistent above target inflation over the forecast period; (ii) a slower recovery that is more akin to the ‘U’ shape of past recessions; (iii) labour market frictions due to skills mismatches and a shrinking workforce as some discouraged workers leave altogether (for example older UK-born workers retiring early and longer term sickness levels remaining above pre-pandemic levels); and (iv) the global economy recovering more swiftly from higher inflation.
To reflect these potential outcomes, we continue to use the base case and four additional scenarios, which we consider sufficient to reflect all the above potential outcomes. However, as the risks remain skewed to the downside, to reflect these outcomes sufficiently, we concluded that only one upside scenario would be needed to reflect the upside risks to the base case. As with the base case, the scenarios are forecast over a five-year period and then mean revert over the next three years to the OBR's latest estimate of the UK's long run average growth rate.
The other scenarios are:
One upside scenario
This scenario has a quicker recovery than the Baseline and is a bull case to the base forecasts. It assumes that inflation falls back more swiftly than in the base case, helped by lower growth in wages and pass through of lower commodity prices. This allows the Bank of England to cut rates earlier, bringing them back towards what might be considered the neutral rate. This results in higher consumer and business confidence enabling higher levels of spending with savings rates returning to levels consistent with economic growth as real earnings growth returns. Unemployment peaks at a slightly lower level than the base case and drops more quickly than the base, ending the 5-year forecast period at 3%. The Bank Rate profile is lower than the base case as inflation returns to target at a faster pace.
Three downside scenarios
The downside scenarios capture a range of risks, including continuing weaker investment, a larger negative impact from the EU trade deal and a continuing and significant mismatch between job vacancies and skills, as well as a smaller labour force.
Downside 1 - This scenario is a bear case to the baseline. It assumes that the fall in economic growth is sharper and that there is a recession. In this scenario, consumers keep savings rather than spend as consumer confidence remains extremely low while households are worried about the prospect of losing their jobs.
House prices fall further than in the base case as more households look to downsize in order to lower their mortgage repayments. With inflation remaining above target, Bank Rate continues to increase as core inflation remains above the baseline view before cuts start as inflation falls back.
Stubborn inflation - This scenario considers the effect on the UK economy of a persistent inflationary environment. Here inflation remains above target for much of the forecast period. This persistent inflation is created by a combination of factors, including higher energy costs exacerbated by the Ukraine/Russia crisis and curtailment of oil supply by OPEC countries; continuous wage rises resulting in a spiral effect pushed by increasing numbers of strikes and falling productivity.
Despite the peak in inflation having already passed in Q422, inflation remains slightly above the 2% target over the 5-year forecast period. The 2.8% peak to trough fall in GDP is similar to the early 1980s recession due to inflation remaining higher for longer, which in turn reduces households' real incomes and therefore consumption. This is despite higher wage settlements due to increased strike action. Unemployment peaks at 6.2% in 2026 as although inflation eventually returns to target, Bank Rate remains at higher levels compared to recent history and growth is still muted due to weak productivity as investment levels remain low.  The large increases in Bank Rate and falling real incomes result in house prices falling by c.26%.
Downside 2 - The scenario shows a marked fall in GDP, with rising unemployment and falling house prices reflecting the ongoing issues of a higher interest rate environment and above target inflation, which feeds across the whole economy. It also reflects the ongoing strike action by various unions pushing for stronger pay growth, alongside dealing with potential blackouts caused by an increase in energy shortage over the winter months in Q423 and into early 2024. It also assumes that major risk events continue to occur exposing risks to countries’ fiscal position and the means to respond to such events. For this scenario, an overlay to the unemployment rate was also made to the model output from the OGEM. This was to account for the possibility of a recession of similar magnitude to that of 2008/09 where the unemployment rate peaked at 8.5%.
Key changes to our alternative scenarios in 2023
In 2023 we did not make any methodological changes to the scenarios.
Our macroeconomic assumptions and their evolution throughout the forecast period
Our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2023 were:

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted(4)
		%	%	%	%	%	%
GDP(1)	2022 (actual)	4.3	4.3	4.3	4.3	4.3	4.3
	2023	0.6	0.5	0.5	0.5	0.3	0.5
	2024	1.0	0.4	(0.1)	(1.8)	(3.3)	(0.4)
	2025	2.1	1.3	0.2	(0.9)	(1.4)	0.6
	2026	2.4	1.5	0.5	0.4	0.6	1.1
	2027	2.4	1.4	0.3	0.7	2.2	1.4
	2028	2.4	1.4	0.3	0.8	2.6	1.4
	5-year average increase/decrease	2.1	1.2	0.3	(0.2)	0.1	N/A
	Peak/(trough) at(2)(3)	—	—	(0.2)	(2.8)	(5.1)	(1.1)
Bank Rate(1)	2022 (actual)	3.50	3.50	3.50	3.50	3.50	3.50
	2023	5.25	5.25	5.25	5.25	5.25	5.25
	2024	4.25	4.50	5.25	6.50	3.75	4.88
	2025	3.25	3.50	4.00	5.00	2.00	3.68
	2026	2.75	3.25	3.25	3.75	2.00	3.18
	2027	2.75	3.00	3.00	3.00	2.50	2.93
	2028	2.75	3.00	3.00	3.00	2.50	2.93
	5-year end period	2.75	3.00	3.00	3.00	2.50	N/A
	Peak/(trough) at	5.25	5.25	5.75	6.50	5.25	5.55
HPI(1)	2022 (actual)	5.0	5.0	5.0	5.0	5.0	5.0
	2023	(1.7)	(2.2)	(4.7)	(6.3)	(7.8)	(3.8)
	2024	2.0	(1.0)	(11.7)	(18.8)	(25.8)	(7.8)
	2025	6.5	2.5	3.4	3.6	3.6	3.3
	2026	5.1	3.0	2.1	1.6	1.6	2.7
	2027	4.0	3.0	3.0	1.6	1.6	2.7
	2028	3.6	3.0	3.1	1.8	1.8	2.7
	5-year average increase/decrease	4.3	2.0	(0.8)	(3.3)	(5.4)	N/A
	Peak/(trough) at(2)	(3.7)	(6.5)	(17.5)	(25.5)	(33.0)	(13.8)
Unemployment(1)	2022 (actual)	3.7	3.7	3.7	3.7	3.7	3.7
	2023	4.3	4.3	4.3	4.3	4.4	4.3
	2024	4.3	4.8	4.8	5.6	8.5	5.3
	2025	3.7	4.4	4.9	5.9	8.0	5.1
	2026	3.4	4.3	5.2	6.2	7.4	5.0
	2027	3.0	4.3	5.4	6.1	6.8	4.9
	2028	3.0	4.2	5.3	5.8	6.2	4.7
	5-year end period	3.0	4.2	5.3	5.8	6.2	N/A
	Peak/(trough) at	4.5	4.8	5.5	6.2	8.5	5.5
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)GDP peak taken from GDP level at Q2-23 and HPI peak taken from HPI level at Q3-22.
(3)Reported as Peak/(trough) from 2023 to align with other metrics.
(4)The weighted peak to trough and 5 year peak calculations are based on the annual profiles shown.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the five scenarios at 31 December 2022:

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted(5)
		%	%	%	%	%	%
GDP(1)	2021 (actual)	7.5	7.5	7.5	7.5	7.5	7.5
	2022	4.4	4.4	4.3	4.2	3.7	4.3
	2023	(1.0)	(1.3)	(1.9)	(2.7)	(6.4)	(2.2)
	2024	0.8	0.5	(0.3)	(0.9)	(0.7)	—
	2025	2.0	1.6	0.5	0.2	1.7	1.2
	2026	2.0	1.5	0.4	0.6	1.5	1.2
	5-year average increase/decrease	1.2	0.8	(0.2)	(0.5)	(0.6)	0.3
	Cumulative growth/(fall) to peak/(trough)(2)(4)	6.0	3.8	(0.8)	(2.2)	(3.1)	1.3
Bank Rate(1)	2021 (actual)	0.25	0.25	0.25	0.25	0.25	0.25
	2022	3.50	3.50	3.50	3.50	3.50	3.50
	2023	3.75	4.00	3.50	6.00	3.75	4.29
	2024	3.00	3.25	2.75	5.50	3.00	3.59
	2025	2.50	2.75	2.50	3.50	2.75	2.85
	2026	2.25	2.50	2.25	3.00	2.50	2.55
	5-year end period	2.25	2.50	2.25	3.00	2.50	2.55
	Peak/(trough) at(3)	3.75	4.00	3.50	6.00	4.00	4.31
HPI(1)	2021 (actual)	8.7	8.7	8.7	8.7	8.7	8.7
	2022	7.6	7.0	7.6	7.6	7.6	7.3
	2023	(8.8)	(10.0)	(10.0)	(10.9)	(15.8)	(10.7)
	2024	(4.3)	—	(6.7)	(8.8)	(14.3)	(4.4)
	2025	0.6	2.0	(3.1)	(4.9)	(4.1)	(0.8)
	2026	4.1	3.0	(0.2)	(0.6)	4.7	2.0
	5-year average increase/decrease	(0.7)	(0.6)	(3.8)	(4.7)	(4.8)	(2.3)
	Peak/(trough) at(3)	(12.8)	(11.2)	(19.0)	(23.1)	(30.7)	(16.8)
Unemployment(1)	2021 (actual)	4.0	4.0	4.0	4.0	4.0	4.0
	2022	3.7	3.8	3.7	3.7	4.4	3.8
	2023	4.7	4.7	5.1	5.5	8.5	5.3
	2024	4.5	5.1	5.4	5.9	8.0	5.6
	2025	4.5	4.5	5.8	6.4	7.4	5.4
	2026	4.4	4.3	6.1	6.6	6.8	5.3
	5-year end period	4.2	4.3	6.1	6.4	6.2	5.2
	Peak/(trough) at(3)	4.7	5.1	6.1	6.6	8.5	5.9
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)This is the cumulative growth for the 5-year period.
(3)For GDP and house price growth it is the peak to trough change within the 5-year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(4)      If we had calculated GDP on the peak/(trough) basis as adopted for 2023 our upside scenario would have been (1.5%); base case scenario (1.9%); downside 1 (2.7%); stubborn inflation (4.0%); downside 2
(8.8%).
(5)      The weighted peak to trough and 5-year peak calculations are based on the annual profiles shown.
The forecast growth rates for the GDP assumptions we use for scenario modelling
The forecast growth rates for the GDP assumptions we used for scenario modelling at 31 December 2023 and 31 December 2022 were:
Scenario weights
Each quarter, we undertake a full review of the scenario weights we apply. We consider the weighting of the economic scenarios as a whole, while ensuring that the scenarios capture the non-linear distribution of losses across a reasonable range. To support our initial assessment of the weighting of a scenario, we undertake a Monte Carlo analysis to ascertain the likelihood of a five-year average GDP forecast growth rate occurring based on the long run historically observed average. Creating a standard distribution bell curve around this long run average allows us to estimate the probability of a given GDP scenario occurring based on past experience and therefore assign a weight to that scenario.
The scenario weights we applied for 2023 and 2022 were:

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
Scenario weights	%	%	%	%	%	%
2023	10	50	10	20	10	100
2022	5	50	15	20	10	100
2023 compared to 2022
We continue to use both the entire historical GDP data set available for the Monte Carlo analysis to smooth out the large GDP data swings seen in the pandemic as well as the data set from 2009 onwards. The CAGRs are now returning to more 'normal' levels associated with our scenarios as the economy unwinds from the
2020 shock. For H223, the base case using the 2009 data set show that the base case sits around the 50th probability path and that the downside scenarios sit between the 60th to 80th probability paths suggesting that a lower weight than the base case remains appropriate.
We also need to consider the UK economic and political environment when applying weights. Given the current cost of living crisis, we remain of the view that the risks to UK growth are still biased to the downside and include: further geopolitical events creating more challenges for economies both in the UK and abroad; the potential for further upside inflation surprises causing inflation to stay above target for longer, raising the cost of living and so reducing consumer demand;
continuing weak investment reflecting the uncertain nature of the economic environment; and a continuing and significant mismatch between vacancies and skills along with a smaller labour force, which may bring disruption to any recovery in the latter years of the forecast.
In 2023, we increased the weight on the Upside scenario by 5% with a corresponding decrease in our Downside 1 to rebalance the overall weighted ECL. It was also to reflect both the change in the fan chart parameters used to determine the Upside and Downside 1 scenarios and the fact that the economic growth outlook has improved slightly since the end of 2022.
Definition of default (Credit impaired) (audited)
We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail and Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.
Where we use the advanced internal ratings-based basis for a portfolio in our capital calculations, there are differences with the default definitions for ECL purposes. The main differences are as follows:
–Performing forborne accounts while not in default are in Stage 2 until they cure their forbearance status (measured as 12 consecutive months of successful payments).
–Performing non-forborne accounts, which under our internal rating-based basis are subject to a 3-month cure period. For accounting purposes, we classify them in Stage 2 until they cure all SICR triggers.
Significant Increase in Credit risk (SICR) (audited)
Loans which have suffered a SICR since origination are subject to a lifetime ECL assessment which extends to a maximum of the contractual term of the loan, or the behavioural term for a revolving facility. Loans which have not experienced a SICR are provided for on a 12-month basis. We assess the credit risk profile of each facility to determine which of three stages to allocate them to:
–Stage 1: when there has been no SICR since initial recognition. We apply a loss allowance equal to a 12-month ECL i.e. the proportion of lifetime expected losses that relate to that default event expected in the next 12 months
–Stage 2: when there has been a SICR since initial recognition, but the exposure is not considered credit impaired. We apply a loss allowance equal to the lifetime ECL i.e. the expected loss resulting from all possible defaults throughout the residual life of a facility
–Stage 3: when the exposure is considered credit impaired. We apply a loss allowance equal to the lifetime ECL. Objective evidence of credit impairment is required. For more, see the section ‘Definition of default (Credit impaired)’ above.
We use quantitative, qualitative and backstop criteria to identify exposures that suffer a SICR. The Credit Risk Provisions Forum (CRPF) reviews and approves our SICR thresholds periodically. The Board Audit Committee reviews and challenges their appropriateness each year, or more often if we change them.
Quantitative criteria
We use quantitative criteria to identify where an exposure has increased in credit risk. We base our criteria on whether any increase in the lifetime PD since origination exceeds a threshold in relative and absolute terms. We base the value anticipated at origination on similar assumptions and data to the ones we use at the reporting date, adjusted to reflect the account surviving to that date. The comparison uses either an annualised lifetime PD, where the lifetime PD is divided by the forecast period, or the absolute change in lifetime PD since origination. These two sets of criteria are used to determine whether a significant increase of credit risk has concurred since origination. The criteria for 2023 and 2022 were:

Retail and Business Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking (1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.
Qualitative criteria
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2023 and 2022 were:

Retail and Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days past due (DPD) in last 12m – Bankrupt – £100+ arrears	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination	– Watchlist: proactive management
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.
We continue to apply the additional qualitative assessment that was introduced as part of a Judgemental Adjustment that commenced during 2022 in response to the cost of living crisis. Exposures that were deemed more significantly impacted by cost of living pressures based on indebtedness and disposable income thresholds were migrated to Stage 2. See 'Judgemental Adjustments (JAs)' below for more details.
Backstop criteria
As a backstop, we classify all exposures more than 30 or 90 DPD in at least Stage 2 or in Stage 3, respectively. This means that we do not rebut the backstop presumptions in IFRS 9 (i.e. credit risk has significantly increased if contractual payments are more than 30 DPD) relating to either a SICR or default.
Improvement in credit risk or cure
We transfer Stage 3 exposures to Stage 2 or Stage 1 when we no longer consider them to be credit impaired. We transfer Stage 2 exposures to Stage 1 when they no longer meet the stage 2 SICR criteria. Where we identified a SICR using quantitative criteria, we transfer the exposures to Stage 1 when they no longer meet the original PD-based transfer criteria. Where we identified a SICR using qualitative criteria, the issues that led to the transfer must be cured before we transfer the exposure to Stage 1. For a loan to exit forbearance, it must meet the conditions set out in the section ‘Forbearance’.
Judgemental Adjustments (JAs) (audited)We use a range of methods to identify whether we need a JA. These include regular reviews of model monitoring tools, changes in the period, trend analysis, comparisons against forecasts, and inputs from expert teams who manage key portfolio risks. We only recognise a JA if its expected impact is over £1m and keep it in place until we no longer need it. This is usually when we build it into our core credit model or the conditions that led to raising the JA no longer exist.
Our Risk Provisions & Forecasting team calculate JAs to ensure they are incremental to the core credit model and to ensure the calculation is performed in a consistent and controlled manner. We apply standard end-user computing controls to JAs expected to be in place for more than six months. The CRPF reviews and approves all JAs on a quarterly basis.

	Retail and Business Banking
	Mortgages	Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
		Credit Cards	Other
2023	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	134	123	123	62	240	—	682
Individually assessed	4	—	—	—	124	—	128
ECL before JAs	138	123	123	62	364	—	810
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	16	—	—	—	—	—	16
12+ months in arrears	14	—	—	—	—	—	14
UPL loss floor	—	—	6	—	—	—	6
Model underestimation	36	—	—	—	—	—	36
Corporate single large exposure	—	—	—	—	23	—	23
Other	12	1	3	4	(31)	—	(11)
Total JAs (excluding Affordability and Cost of Living JAs)	78	1	9	4	(8)	—	84
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	24	—	24
Secured affordability	9	—	—	4	—	—	13
Unsecured affordability	—	16	22	—	—	—	38
Mortgage refinancing risk	19	—	—	—	—	—	19
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	28	16	28	4	24	—	100
Total JAs	106	17	37	8	16	—	184
Total ECL	244	140	160	70	380	—	994

2022	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	134	112	93	65	194	—	598
Individually assessed	—	—	—	—	112	—	112
ECL before JAs	134	112	93	65	306	—	710
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	13	—	—	—	—	—	13
12+ months in arrears	22	—	—	—	—	—	22
UPL loss floor	—	—	15	—	—	—	15
Model underestimation	36	2	19	—	—	—	57
Corporate single large exposure	—	—	—	—	23	—	23
Other	21	1	10	2	3	—	37
Total JAs (excluding Affordability and Cost of Living JAs)	92	3	44	2	26	—	167
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	61	—	61
Mortgage affordability	27	—	—	—	—	—	27
Retail Unsecured Affordability	—	15	20	—	—	—	35
SME debt burden	—	—	7	—	—	—	7
Total Affordability and Cost of Living JAs	27	15	27	—	61	—	130
Total JAs	119	18	71	2	87	—	297
Total ECL	253	130	164	67	393	—	1,007
Long-term indeterminate arrears: To mitigate the risk of model underestimation, we fully provide for accounts in arrears which have neither repaid (cured) nor been written-off after a period of two years for unsecured portfolios or five years for secured portfolios. For our secured portfolios, we use expected security valuations at the point of repossession to estimate the adjustment. At 31 December 2023, we only had to make an adjustment for mortgages. When calculating this JA, we assume a two year delay in the time to repossessions which reflects experience and ensures the LTVs are impacted by our multiple scenario forecasts for HPI. Over the medium term, as we continue to address long-term arrears in the portfolio, we expect the need for this JA will reduce. Had management assumed no delay in repossessions, the JA would be £12m.
–12+ months in arrears: To mitigate the risk of model underestimation, we fully provide for mortgage accounts more than 12 months past due after deducting a historically observed self-cure rate. When calculating this JA, we assume a two year delay in the time to repossessions which reflects experience and ensures the LTVs are impacted by our multiple scenario forecasts for HPI. Over the medium term, as we continue to address long-term arrears in the portfolio, we expect the need for this JA will reduce. Had management assumed no delay in repossessions, the JA would be £6m.
–UPL loss floor: We use this JA to address the perceived macroeconomic insensitivity in our Unsecured Personal Loans (UPL) models. This arises where historical analysis of losses shows a larger correlation to the International Labour Organisation (ILO) unemployment forecast than the model gives. The JA then uplifts the lifetime losses expected in each of the macroeconomic scenarios in the model to meet the expected losses the historical analysis predicts.
–Model underestimation: During the pandemic, the government introduced various support schemes which resulted in built up savings and subdued arrears and defaults. This JA reduces the risk of potential ECL underestimation caused by the artificially low modelled PDs. Had management applied the same PD uplift on the upside scenario, the JA would be £13m. Had management applied the same PD uplift on the Downside 3 scenario as the Base case, Upside and
Downside 1 scenarios, the JA would be £65m.
–Corporate single large exposure: This JA safeguards against individual large exposures defaulting. We currently use the JA to safeguard against two historically observed single name large losses in CCB. We continue to assess this risk over the medium term based on actual experience and refine the estimate based on changes in our portfolio credit quality and loan size mix. Had management assumed only one average loss was incurred, the JA would be
£12m. The JA would be £35m assuming three average losses were incurred. This JA is still needed given UK corporate insolvencies have risen to a 30-year high. In the current high-interest rate environment, the risk of single name defaults which incur high losses is considered greater than before as government support schemes ceased.
–Other: This includes adjustments for CCB and mortgages. In CCB, we calibrate our corporate model PDs based on a historical model development observation period. We hold a JA to recalibrate these PDs to reflect more recent experience. This JA will be embedded into the model in 2024 with no material net impact expected. In mortgages, this JA includes a similar adjustment to recalibrate the PD and LGDs to exclude the period impacted by Covid-19.
Affordability and Cost of Living JAs
–Corporate lending to segments affected by supply chain pressures: This JA reflects the corporate lending risks to those sectors susceptible to high inflation and energy prices, higher input costs, potential for lower consumer and business demand and exposure to supply chain pressures. We updated the assumptions of this JA to reflect the available historical default emergence of the sectors in scope of the JA. This JA calculates ECL depending on customers'
risk profiles in stage 1 and transfers the customers into stage 2. In the case of those customers already in stage 2 the JA is calculated by stressing PD levels according to the risk profile of those customers. The range for this JA can be between £16m to £58m depending on PD assumptions of high and severe sectors.
–Secured affordability: We use this JA to identify over-indebted customers who, in the current high-interest rate environment, are more susceptible to stress.
The JA uses available bureau information (Consumer Indebtedness Index (CII) > 40) and classifies over-indebted customers as Stage 2, which are subsequently provided for on a lifetime basis. The JA reflects the most recent available performance information for customers in scope of the judgement. At 31
December 2023, these accounts made up a significant amount of the total mortgage Stage 2 population as £2.9bn mortgages were moved from Stage 1 into
Stage 2 as a result. Had management lowered the CII threshold to 30, the JA would be £21m. Had management increased the CII threshold to 50, the JA would be £8m.
–Unsecured affordability: The JA accounts for repayment affordability risk amongst customers with low disposable income. We use a combination of performance indicators and forward-looking estimated disposable income to identify the number of unsecured customers that may struggle to meet their contractual obligations in the current macroeconomic environment. Their overall level of unsecured debt is also considered (for Credit Cards and Banking products) to determine whether they can absorb additional financial stress. Had management not considered the total level of unsecured debt as an additional filter to identify customers in scope of the JA, the JA would be £47m. Had management considered the same level of Total Unsecured Debt (TUD) for UPL exposures as for Cards and Banking, the JA would be £31m.
–Mortgage refinancing risk: We introduced this JA in December 2023. It considers the risk of mortgage customers being unable to afford their new mortgage instalment after re-mortgaging in the current high-interest rate environment. The JA assesses the likely mortgage payment against the stressed interest rate that customers had been assessed against at the point of application. Customers that are likely to secure rates above their stress levels are considered at risk of not being able to afford their new mortgage. Their respective PDs are uplifted to account for the elevated levels of defaults observed for the most recent cohorts of refinanced mortgages. The JA transfers £6.8bn of exposures into Stage 2. The JA was designed using some profiling characteristics of customers that took advantage of the Mortgage Charter government scheme as some of these accounts are considered to be at higher risk of arrears. Had management replaced the probability weighted interest rate view with a flat 5% forecast, the JA would be £9m. Had management assumed a flat 6% forecast, the JA would be £22m.
–SME debt burden: This JA takes account of the potential debt burden risk of unsecured lending to our SME customers who also took a BBL. This does not incorporate the credit risk on BBLs as these are government guaranteed, but instead considers the possible impact on repayment of other lending with us.
2023 compared to 2022
JAs reduced from £297m to £184m. The proportion of JAs to total ECL decreased from 29% to 19%. This was mainly due to the models reacting to the economic environment normalising post Covid-19, reducing the need for JAs. In 2023, we expanded the scope of the Mortgage Affordability JA to include Consumer
Finance (previously included in Other) and renamed it as the Secured Affordability JA. We also renamed the Retail Unsecured Affordability JA as the Unsecured
Affordability JA with no change in the scope. In addition, we introduced a Mortgage Refinancing risk JA to target customers susceptible to refinance risk in response to the cost of living crisis and increased interest rates. In 2023, in response to increasing regulatory requirements under SS1/23, we introduced a JA framework to further enhance the governance around judgements.
Climate change
In 2023 and 2022, we assessed the risks to asset valuations in the customer loan book from both transitional and physical risks associated with climate change. At 31 December 2023 and 2022, we did not consider it appropriate to recognise a climate risk related JA for the following reasons:
–The behavioural life of the loan book is less than five years. Any material transitional risks are generally regarded to be relevant over a longer timeframe than five years and, as such, the risk predominantly relates to assets yet to be written;
–There have been no observed default events or SICRs due to climate change for any part of the loan book;
–The absolute exposure to fossil fuel industries is not material. On an individually assessed basis, clients in these industries are highly rated and their markets remain highly liquid;
–The residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles. The residual value risk is already set at the more cautious end of the acceptable range to capture the inherent risk of diesel obsolescence and measurement uncertainty of electric vehicles;
–ECL calculations are based on multiple forward-looking economic scenarios developed by management covering a period of 5 years, during which timeframe climate change risks may crystallise;
–The proportion of mortgage loans subject to flood and subsidence risk is not material. The terms of our mortgage lending also require homeowners to have an active flood protection at any point of the contract.
Internal credit risk rating for corporate borrowers (audited)
We assign each corporate borrower an internal credit rating based on our internal rating scale. To do this, we look at the customer’s financial history and trends in the economy backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year. The internal risk rating is used to determine the Probability of Default for a client.
Individually assessed corporate Stage 3 exposures (audited)
We assess the ECL requirement for large single name corporate exposures on an individual basis when they meet our definition of default and are transferred into
Stage 3. This assessment takes into consideration the latest specific information about the counterparty to determine a probability weighted ECL based on a best, worst and mid case outcome. For those loans that were in default (i.e. Stage 3), the ECL net of government guarantee was £124m at 31 December 2023 (2022:
£112m). Had management assumed the best or worst outcome in terms of loss estimates, the ECL could have been within a range of £42m to £209m.
Sensitivity of ECL allowance (audited)
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios. In addition, the ECL for residential mortgages is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that may have had a material impact on the ECL allowance and profit before tax.
Scenario sensitivity
The tables below show the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each scenario and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECL which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2023	£m	£m	£m	£m	£m	£m
Exposure	300,969	300,969	300,969	300,969	300,969	300,969
Retail and Business Banking	204,357	204,357	204,357	204,357	204,357	204,357
– Mortgages	183,568	183,568	183,568	183,568	183,568	183,568
– EDB - Credit Cards	13,116	13,116	13,116	13,116	13,116	13,116
– EDB - Other	7,673	7,673	7,673	7,673	7,673	7,673
Consumer Finance	5,228	5,228	5,228	5,228	5,228	5,228
CCB	27,277	27,277	27,277	27,277	27,277	27,277
Corporate Centre	64,107	64,107	64,107	64,107	64,107	64,107

ECL	834	898	993	1,179	1,412	994
Retail and Business Banking	420	467	538	692	891	544
– Mortgages	143	176	236	365	564	244
– EDB - Credit Cards	132	138	142	150	150	140
– EDB - Other	145	153	160	177	177	160
Consumer Finance	68	69	70	72	72	70
CCB	346	362	385	415	449	380
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	6	6	6	7	12	8
Retail and Business Banking	6	7	7	8	15	9
– Mortgages	7	7	7	8	17	10
– EDB - Credit Cards	2	3	3	3	3	3
– EDB - Other	7	8	8	9	9	8
Consumer Finance	6	6	6	6	6	6
CCB	13	14	14	17	20	13
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1	1
Retail and Business Banking	1	1	1	1	1	1
– Mortgages	1	1	1	1	1	1
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2	2	2	2	2	2
Consumer Finance	—	—	—	—	—	—
CCB	3	3	3	3	3	3
Corporate Centre	—	—	—	—	—	—

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2022	£m	£m	£m	£m	£m	£m
Exposure	312,830	312,830	312,830	312,830	312,830	312,830
Retail and Business Banking	216,383	216,383	216,383	216,383	216,383	216,383
– Mortgages	195,170	195,170	195,170	195,170	195,170	195,170
– EDB - Credit Cards	12,845	12,845	12,845	12,845	12,845	12,845
– EDB - Other	8,368	8,368	8,368	8,368	8,368	8,368
Consumer Finance	5,739	5,739	5,739	5,739	5,739	5,739
CCB	28,299	28,299	28,299	28,299	28,299	28,299
Corporate Centre	62,409	62,409	62,409	62,409	62,409	62,409

ECL	931	933	994	1,150	1,384	1,007
Retail and Business Banking	490	498	530	648	831	546
– Mortgages	215	219	245	325	502	253
– EDB - Credit Cards	122	123	127	140	142	130
– EDB - Other	153	156	158	183	187	163
Consumer Finance	65	66	65	68	69	67
CCB	376	369	399	434	484	394
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	4	4	5	7	11	7
Retail and Business Banking	4	4	4	6	10	7
– Mortgages	4	4	4	6	11	7
– EDB - Credit Cards	2	2	2	3	3	3
– EDB - Other	7	7	7	8	9	8
Consumer Finance	6	6	6	6	6	6
CCB	8	9	9	14	18	12
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1	1
Retail and Business Banking	1	1	1	1	1	1
– Mortgages	1	1	1	1	1	1
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2	2	2	2	2	2
Consumer Finance	1	1	1	1	1	1
CCB	2	2	2	2	2	2
Corporate Centre	—	—	—	—	—	—
2023 compared to 2022
ECL was broadly flat in 2023. In Retail and Business Banking, Mortgages ECL decreased as house prices held up better than expected and Unsecured lending
ECL increased in line with arrears. These are yet to rise above pre Covid-19 levels. CCB ECL decreased due to a small number of default cases that were exited late in 2023. The value of JAs decreased in 2023 with models better reflecting the economic environment as the economic distortion caused by Covid-19 reduced.
HPI sensitivity
Given the relative size of our residential mortgage portfolio, management considers that changes in HPI assumptions used to calculate the ECL allowance for residential mortgages would have the most significant impact on the ECL allowance. The table below shows the ECL impact on the profit before tax of applying an immediate and permanent house price increase/decrease to our unweighted base case scenario, and assumes no changes to the stage allocation of exposures.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2023	70	38	(54)	(155)
2022	48	32	(61)	(176)
2023 compared to 2022
The sensitivity to decreases in house prices was similar to 2022, but the sensitivity to increases in house prices was higher than in 2022. This is a function of the model and JA interaction under a more benign economic environment. The drop in the average property value in 2023 resulted in a bigger potential benefit of future house price increases, which was the main driver for the higher sensitivity towards +10/+20% house price increases.
Both the modelled ECL and the JAs were stressed in the sensitivity analysis to assess the potential impact on ECL from housing market volatility.
Measuring ECL (audited)
For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.

We use the original effective interest rate as the discount rate. For accounts in default, we use the EAD as the reporting date balance. We also calculate an LGD to reflect the default status of the account, considering the current DPD and loan-to-value. PD and SR are not required for accounts in default.
Forecast period
We base the forecast period for amortising facilities on the remaining contract term. For revolving facilities, we base it on the behavioural, rather than contractual, characteristics of the facility type. In some cases, we shorten the period to simplify the calculation. If we do this, we apply a Judgemental Adjustment to reflect our view of the full lifetime ECL.
Forward-looking information
Our assessments of a SICR and the calculation of ECL incorporate forward-looking data. We perform historical analysis and identify the key economic variables that impact credit risk and ECL for each portfolio. These can include house price growth, GDP, unemployment rate and BoE Bank Rate. Where applicable, we incorporate these economic variables and their associated impacts into our models.
Economic forecasts have the most impact on ECL measurement for residential mortgages and, to a lesser extent, corporate loans. This is due to the long behavioural lives and large size of these portfolios. Economic forecasts have less impact on ECL for other portfolios due to their shorter lives and smaller size.
Grouping of instruments for losses measured on a collective basis
We measure ECL at the individual financial instrument level. However, where we have used internal capital or similar models as the basis for our ECL models, this typically results in a large number of relatively small homogenous groups. We typically group instruments where they share risk characteristics using statistical models and assess them for impairment collectively. We use this approach for all our Retail and Business Banking and Consumer Finance portfolios, SME customers in Corporate & Commercial Banking, and the Crown Dependencies mortgage portfolio in Corporate Centre.
We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed.
For all our portfolios (whether we assess them for impairment individually or collectively) we use five forward-looking economic scenarios.
Governance around ECL impairment allowances (audited)
Our Risk Methodology team developed our ECL models (except for the external models we use, such as OGEM which we described earlier in ‘Our forecasting approach’), and our Independent Validations team reviews all material models. As model owners, our Risk Provisioning & Forecasting team run the models to calculate our ECL each month. The models are sensitive to changes in credit conditions and reflect management judgements that give rise to measurement uncertainty in our ECL as set out above. The following committees and forums review the provision drivers and ensure that the ECL remains appropriate:
–Model Risk Control Forum (MRCF) reviews and approves new models and model changes. It also reviews the use of OGEM as a reliable model on which to base our other forecast macroeconomic variables. We use it across all stress testing and planning so it is subject to model risk criteria.
–ALCO reviews and approves the base case used in the economic scenarios we use to calculate forward-looking scenarios.
–CRPF reviews and approves the economic scenarios and probability weights we use to calculate forward-looking scenarios. It also reviews management judgements and approves ECL impairment allowances.
–Board Audit Committee reviews and challenges the appropriateness of the estimates and judgements made by management.
For more on the governance around specific elements of the ECL impairment allowances, including the frequency of, and thresholds for, reviews, including by these committees and forums, see the detailed sections above.
How we assess the performance of our ECL estimation process
We assess the reasonableness of our ECL provisions and the results of our Staging analysis using a range of methods. These include:
–Benchmarking: we compare our coverage levels with our peers
–Stand-back testing: we monitor the level of our coverage against actual write-offs
–Back-testing: we compare key drivers periodically as part of model monitoring practices
–Monitoring trends: we track ECL and Staged assets over time and against our internal budgets and forecasts, with triggers set accordingly.
SANTANDER UK GROUP LEVEL – CREDIT RISK REVIEWOur maximum and net exposure to credit risk (audited)
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	40.5	—	40.5	—	—	—	—	—	—	40.5
Financial assets at amortised cost:
–Loans and advances to customers:⁽³⁾
–Retail Mortgages	176.5	(0.2)	176.3	8.3	—	8.3	—	(179.1)	—	5.5
–Corporate loans	18.5	(0.3)	18.2	8.9	—	8.9	(0.1)	(15.3)	—	11.7
–Finance leases	4.6	(0.1)	4.5	—	—	—	—	(4.5)	—	—
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.1	(0.3)	6.8	13.8	(0.1)	13.7	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.5	—	4.5	—	—	—	—	—	—	4.5
Total loans and advances to customers	212.1	(0.9)	211.2	31.0	(0.1)	30.9	(0.1)	(198.9)	—	43.1
–Loans and advances to banks	1.2	—	1.2	0.5	—	0.5	—	—	—	1.7
–Reverse repurchase agreements – non trading	12.5	—	12.5	—	—	—	—	(12.4)	(0.1)	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	226.0	(0.9)	225.1	31.5	(0.1)	31.4	(0.1)	(211.3)	(0.1)	45.0
Financial assets at fair value at FVOCI:
–Debt securities	8.5	—	8.5	—	—	—	—	—	—	8.5
Total financial assets at FVOCI	8.5	—	8.5	—	—	—	—	—	—	8.5
Total	275.0	(0.9)	274.1	31.5	(0.1)	31.4	(0.1)	(211.3)	(0.1)	94.0

2022
Cash and balances at central banks	46.6	—	46.6	—	—	—	—	—	—	46.6
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	188.3	(0.3)	188.0	8.0	—	8.0	—	(191.4)	—	4.6
–Corporate loans	19.1	(0.3)	18.8	9.3	—	9.3	(0.1)	(16.5)	—	11.5
–Finance leases	4.6	(0.1)	4.5	0.4	—	0.4	—	(4.8)	—	0.1
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.7	(0.2)	7.5	13.7	(0.1)	13.6	—	—	—	21.1
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.2	—	4.2	—	—	—	—	—	—	4.2
Total loans and advances to customers	224.8	(0.9)	223.9	31.4	(0.1)	31.3	(0.1)	(212.7)	—	42.4
–Loans and advances to banks	1.1	—	1.1	0.4	—	0.4	—	—	—	1.5
–Reverse repurchase agreements – non trading	7.3	—	7.3	—	—	—	—	(7.3)	—	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	233.4	(0.9)	232.5	31.8	(0.1)	31.7	(0.1)	(220.0)	—	44.1
Financial assets at FVOCI:
–Debt securities	6.0	—	6.0	—	—	—	—	—	—	6.0
Total financial assets at FVOCI	6.0	—	6.0	—	—	—	—	—	—	6.0
Total	286.0	(0.9)	285.1	31.8	(0.1)	31.7	(0.1)	(220.0)	—	96.7
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2023	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.5	(0.8)	—	(0.5)	0.2
–Other financial assets at FVTPL	0.6	—	—	—	0.6
Total	2.1	(0.8)	—	(0.5)	0.8

2022
Financial assets at FVTPL:
–Derivative financial instruments	2.4	—	(1.7)	(0.5)	0.2
–Other financial assets at FVTPL	0.4	—	—	—	0.4
Total	2.8	—	(1.7)	(0.5)	0.6
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
Single credit rating scale
In the table below, we have used a single rating scale to ensure we are consistent across all our credit risk portfolios in how we report the risk of default. It has eight grades for non–defaulted exposures, from 9 (lowest risk) to 2 (highest risk). We define each grade by an upper and lower PD value and we scale the grades so that the default risk increases by a factor of ten every time the grade number drops by two steps. For example, grade 9 has an average PD of 0.010%, and grade 7 has an average PD of 0.100%. We give defaulted exposures a grade 1 and a PD value of 100%. In the final column of the table we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D
The PDs in the table above are based on Economic Capital (EC) PD mappings, calculated based on the average PD over an economic cycle. This is different to the IFRS 9 PDs which are calculated at a point in time using forward looking economic scenarios. Where possible, the EC PD values are aligned to the regulatory capital models; however, any regulatory floors are removed and PDs are defined at every possible rating rather than grouped into rating buckets.
Rating distribution (audited)
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	40.5	—	—	—	—	—	—	—	—	40.5
–Stage 1	40.5	—	—	—	—	—	—	—	—	40.5
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.3	34.7	85.6	49.3	14.7	8.4	5.5	8.6	(0.9)	211.2
–Stage 1	5.3	33.6	81.5	43.9	10.4	2.8	0.4	8.3	(0.1)	186.1
–Stage 2	—	1.1	4.1	5.4	4.3	5.5	2.4	0.1	(0.4)	22.5
–Stage 3	—	—	—	—	—	0.1	2.7	0.2	(0.4)	2.6
Of which mortgages:	5.2	33.1	81.0	42.0	6.7	3.8	3.4	1.3	(0.2)	176.3
–Stage 1	5.2	32.0	76.9	36.7	3.6	0.5	0.1	1.3	—	156.3
–Stage 2	—	1.1	4.1	5.3	3.1	3.2	1.4	—	(0.1)	18.1
–Stage 3	—	—	—	—	—	0.1	1.9	—	(0.1)	1.9
–Loans and advances to banks	0.1	0.2	—	—	—	—	—	0.9	—	1.2
–Stage 1	0.1	0.2	—	—	—	—	—	0.9	—	1.2
–Reverse repo agreements – non trading	9.6	1.6	0.7	0.6	—	—	—	—	—	12.5
–Stage 1	9.6	1.6	0.7	0.6	—	—	—	—	—	12.5
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—	—	—	0.2
–Stage 1	0.2	—	—	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	15.2	36.5	86.3	49.9	14.7	8.4	5.5	9.5	(0.9)	225.1
Financial assets at FVOCI:	4.2	3.9	0.2	—	—	—	—	0.2	—	8.5
–Stage 1	4.2	3.9	0.2	—	—	—	—	0.2	—	8.5
Total on balance sheet	59.9	40.4	86.5	49.9	14.7	8.4	5.5	9.7	(0.9)	274.1

Total off–balance sheet	—	6.3	7.0	6.8	4.6	1.7	0.4	4.7	(0.1)	31.4
–Stage 1	—	6.3	6.9	6.7	4.4	1.2	0.1	4.7	—	30.3
–Stage 2	—	—	0.1	0.1	0.2	0.5	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	59.9	46.7	93.5	56.7	19.3	10.1	5.9	14.4	(1.0)	305.5

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.2	0.1	—	0.4	1.7
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	13.3
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.5
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.0
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.3	0.5	0.0	1.0	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)(2)		Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	46.6	—	—	—	—	—	—	—	—	46.6
–Stage 1	46.6	—	—	—	—	—	—	—	—	46.6
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	9.5	36.5	87.1	52.7	15.2	9.3	5.4	9.0	(0.9)	223.8
–Stage 1	9.5	36.2	85.4	48.4	11.1	4.0	0.5	8.6	(0.1)	203.6
–Stage 2	—	0.3	1.7	4.3	4.1	5.2	2.6	0.2	(0.5)	17.9
–Stage 3	—	—	—	—	—	0.1	2.3	0.2	(0.3)	2.3
Of which mortgages:	9.5	34.1	83.8	45.6	7.3	3.8	3.1	1.1	(0.3)	188.0
–Stage 1	9.5	33.8	82.1	41.6	4.2	0.5	0.1	1.1	—	172.9
–Stage 2	—	0.3	1.7	4.0	3.1	3.2	1.3	—	(0.2)	13.4
–Stage 3	—	—	—	—	—	0.1	1.7	—	(0.1)	1.7
–Loans and advances to banks	0.1	(0.1)	—	—	—	—	—	1.1	—	1.1
–Stage 1	0.1	(0.1)	—	—	—	—	—	1.1	—	1.1
–Reverse repo agreements – non trading	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Stage 1	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—	—	—	0.2
–Stage 1	0.2	—	—	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	15.2	37.0	87.2	53.8	15.2	9.3	5.4	10.2	(0.9)	232.4
Financial assets at FVOCI:	3.5	2.2	0.3	—	—	—	—	—	—	6.0
–Stage 1	3.5	2.2	0.3	—	—	—	—	—	—	6.0
Total on balance sheet	65.3	39.2	87.5	53.8	15.2	9.3	5.4	10.2	(0.9)	285.0

Total off–balance sheet	0.1	7.2	6.9	6.5	4.9	2.1	0.4	3.7	(0.1)	31.7
–Stage 1	0.1	7.2	6.8	6.4	4.7	1.7	0.2	3.7	—	30.8
–Stage 2	—	—	0.1	0.1	0.2	0.4	0.1	—	(0.1)	0.8
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	65.4	46.4	94.4	60.3	20.1	11.4	5.8	13.9	(1.0)	316.7

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)	Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	—
–Stage 2	—	—	—	—	0.1	0.2	0.2	—	0.5	2.8
–Stage 3	—	—	—	—	—	—	0.3	—	0.3	13.0
Of which mortgages:	—	—	—	—	0.1	0.1	0.1	—	0.3	0.2
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	0.1	0.1	—	—	0.2	1.5
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3

Total off–balance sheet	—	—	—	—	—	—	0.1	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	0.1	—	0.1	12.5
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.2	0.6	—	1.0	0.3
(1)Includes Joint Ventures and Business Banking (including BBLs balances) as well as the Crown Dependencies portfolio. We use scorecards for these items, rather than rating models. Off-balance sheet exposures also include residential mortgage offers in the pipeline.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
Credit performance (audited)

	Customer Loans							12 month Gross write-offs	Loan Loss Allowance s
	Total	Stage 1		Stage 2		Stage 3(3)
2023	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail and Business Banking	182.3	160.8	88.3	19.2	10.5	2.3	1.27	141	501
– Mortgages	175.2	155.0	88.5	18.2	10.4	2.0	1.16	11	241
– EDB - Credit Cards	2.7	2.3	85.4	0.3	12.9	0.1	2.95	46	130
– EDB - Other(1)	4.4	3.5	80.9	0.7	14.8	0.2	4.38	84	130
Consumer Finance(2)	5.2	4.9	93.1	0.3	6.3	—	0.53	23	70
CCB	17.9	13.8	77.1	3.4	19.1	0.7	4.14	68	345
Corporate Centre	1.3	1.3	99.8	—	0.1	—	0.10	—	—
Total Drawn	206.7	180.8	87.5	22.9	11.1	3.0	1.49	232	916
Retail and Business Banking	22.0	21.5	—	0.5	—	—	—	—	43
– Mortgages	8.3	8.2	—	0.1	—	—	—	—	3
– EDB - Credit Cards	10.4	10.3	—	0.1	—	—	—	—	10
– EDB - Other(1)	3.3	3.0	—	0.3	—	—	—	—	30
Consumer Finance(2)	—	—	—	—	—	—	—	—	—
CCB	9.4	8.8	—	0.5	—	0.1	—	—	35
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Undrawn	31.4	30.3	—	1.0	—	0.1	—	—	78
Total	238.1	211.1	—	23.9	—	3.1	—	232	994

2022	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail and Business Banking	194.6	178.0	91.5	14.6	7.4	2.0	1.08	113	504
– Mortgages	187.1	171.7	91.8	13.6	7.3	1.8	0.99	3	250
– EDB - Credit Cards	2.5	2.1	85.7	0.3	12.9	0.1	2.53	40	120
– EDB - Other(1)	5.0	4.2	82.8	0.7	13.0	0.1	4.30	70	134
Consumer Finance(2)	5.4	5.0	93.0	0.4	6.5	—	0.54	19	67
CCB	18.5	14.5	78.3	3.5	18.8	0.5	3.08	24	362
Corporate Centre	1.2	1.2	99.6	—	0.3	—	0.10	—	—
Total Drawn	219.7	198.7	90.4	18.5	8.4	2.5	1.24	156	933
Retail and Business Banking	21.8	21.2	—	0.5	—	0.1	—	—	42
– Mortgages	8.0	7.9	—	0.1	—	—	—	—	3
– EDB - Credit Cards	10.3	10.2	—	0.1	—	—	—	—	10
– EDB - Other(1)	3.5	3.1	—	0.3	—	0.1	—	—	29
Consumer Finance(2)	0.4	0.4	—	—	—	—	—	—	—
CCB	9.7	9.3	—	0.4	—	—	—	—	32
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Undrawn	31.9	30.9	—	0.9	—	0.1	—	—	74
Total	251.6	229.6	—	19.4	—	2.6	—	156	1,007
(1)EDB - Other includes £1.8bn of BBLS lending (£1.7bn is BBLS with 100% Government guarantee), £2.1bn unsecured personal loans and £0.5bn overdrafts.
(2)Consumer Finance - 87% (2022:84%) of lending is collateralised on the vehicle.
(3)Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
Arrears over 90 days past due

	31 December 2023	31 December 2022
	%	%
Mortgages	0.80	0.62
Credit Cards	0.51	0.49
UPL	0.73	0.61
Overdrafts	2.43	2.24
Business Banking	4.15	3.47
Consumer Finance	0.43	0.44
2023 compared to 2022
With a slower housing market and higher mortgage rates, applications fell in 2023. Our decision to optimise the balance sheet given higher funding costs contributed to a reduction in mortgage lending.
In 2023, early and late arrears remained at low levels despite a slight increase across the portfolio.
For more on the credit performance of our key portfolios by business segment, see the credit risk review section for each business segment.
Credit quality (audited)
Total on-balance sheet exposures at 31 December 2023 comprised £206.7bn of customer loans, loans and advances to banks of £1.2 bn, £12.6bn of sovereign assets measured at amortised cost, £8.5bn of assets measured at FVOCI, and £40.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2023	£m	£m	£m	£m
Exposures
On-balance sheet
Retail and Business Banking	160,870	19,150	2,247	182,267
– Mortgages	155,063	18,160	2,016	175,239
– EDB - Credit Cards	2,283	345	46	2,674
– EDB - Other	3,524	645	185	4,354
Consumer Finance	4,870	330	28	5,228
CCB	13,822	3,418	699	17,939
Corporate Centre	64,094	1	1	64,096
Total on-balance sheet	243,656	22,899	2,975	269,530
Off-balance sheet
Retail and Business Banking(1)	21,598	433	59	22,090
– Mortgages(1)	8,189	120	20	8,329
– EDB - Credit Cards	10,295	114	33	10,442
– EDB - Other	3,114	199	6	3,319
Consumer Finance	—	—	—	—
CCB	8,745	547	46	9,338
Corporate Centre	11	—	—	11
Total off-balance sheet(2)	30,354	980	105	31,439
Total exposures	274,010	23,879	3,080	300,969

ECL
On-balance sheet
Retail and Business Banking	57	274	170	501
– Mortgages	22	110	109	241
– EDB - Credit Cards	17	87	26	130
– EDB - Other	18	77	35	130
Consumer Finance	21	30	19	70
CCB	64	118	163	345
Corporate Centre	—	—	—	—
Total on-balance sheet	142	422	352	916
Off-balance sheet
Retail and Business Banking	16	26	1	43
– Mortgages	2	1	—	3
– EDB - Credit Cards	4	6	—	10
– EDB - Other	10	19	1	30
Consumer Finance	—	—	—	—
CCB	12	14	9	35
Corporate Centre	—	—	—	—
Total off-balance sheet	28	40	10	78
Total ECL	170	462	362	994

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail and Business Banking	—	1.4	7.5	0.3
– Mortgages	—	0.6	5.4	0.1
– EDB - Credit Cards	0.8	25.2	57.7	4.9
– EDB - Other	0.5	11.9	18.8	3.0
Consumer Finance	0.4	9.0	68.5	1.3
CCB	0.5	3.5	23.4	1.9
Corporate Centre	—	—	10.0	—
Total on-balance sheet	0.1	1.8	11.8	0.3
Off-balance sheet
Retail and Business Banking	0.1	6.0	2.8	0.2
– Mortgages	—	1.1	0.5	—
– EDB - Credit Cards	—	5.0	1.9	0.1
– EDB - Other	0.3	9.6	18.0	0.9
Consumer Finance	—	—	—	—
CCB	0.1	2.5	20.2	0.4
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.1	10.4	0.2
Total coverage	0.1	1.9	11.8	0.3
(1)Off-balance sheet exposures include  £3.3bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2022 comprised £219.7bn of customer loans, loans and advances to banks of £1.1bn, £7.5bn of sovereign assets measured at amortised cost, £6.0bn of assets measured at FVOCI, and £46.6bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2022	£m	£m	£m	£m
Exposures
On-balance sheet
Retail and Business Banking	178,033	14,551	2,077	194,661
– Mortgages	171,733	13,576	1,832	187,141
– EDB - Credit Cards	2,192	329	37	2,558
– EDB - Other	4,108	646	208	4,962
Consumer Finance	5,005	350	29	5,384
CCB	14,507	3,476	535	18,518
Corporate Centre	62,405	3	1	62,409
Total on-balance sheet	259,950	18,380	2,642	280,972
Off-balance sheet
Retail and Business Banking(1)	21,176	490	56	21,722
– Mortgages(1)	7,899	109	21	8,029
– EDB - Credit Cards	10,137	122	29	10,288
– EDB - Other	3,140	259	6	3,405
Consumer Finance	356	—	—	356
CCB	9,331	412	37	9,780
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	30,863	902	93	31,858
Total exposures	290,813	19,282	2,735	312,830

ECL
On-balance sheet
Retail and Business Banking	57	295	152	504
– Mortgages	24	131	95	250
– EDB - Credit Cards	14	85	21	120
– EDB - Other	19	79	36	134
Consumer Finance	19	27	21	67
CCB	69	155	138	362
Corporate Centre	—	—	—	—
Total on-balance sheet	145	477	311	933
Off-balance sheet
Retail and Business Banking	12	28	2	42
– Mortgages	2	1	—	3
– EDB - Credit Cards	3	6	1	10
– EDB - Other	7	21	1	29
Consumer Finance	—	—	—	—
CCB	14	11	7	32
Corporate Centre	—	—	—	—
Total off-balance sheet	26	39	9	74
Total ECL	171	516	320	1,007

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail and Business Banking	—	2.0	7.3	0.3
– Mortgages	—	1.0	5.2	0.1
– EDB - Credit Cards	0.6	25.8	56.8	4.7
– EDB - Other	0.5	12.2	17.3	2.7
Consumer Finance	0.4	7.7	72.4	1.2
CCB	0.5	4.5	25.8	2.0
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	2.6	11.8	0.3
Off-balance sheet
Retail and Business Banking	0.1	5.7	3.6	0.2
– Mortgages	—	0.9	—	—
– EDB - Credit Cards	—	4.9	3.4	0.1
– EDB - Other	0.2	8.1	16.7	0.9
Consumer Finance	—	—	—	—
CCB	0.2	2.7	18.9	0.3
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.3	9.7	0.2
Total coverage	0.1	2.7	11.7	0.3
(1)Off-balance sheet exposures include £2.8bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
2023 compared to 2022
The ECL provision at 31 December 2023 decreased by £13m to £994m (2022: £1,007m) largely due to updated economic assumptions.
Gross write-off utilisation of £232m in CCB and unsecured retail (2022: £157m).
Key movements in exposures and ECL in the year by Stage were:
–The reduction in Stage 1 exposures was mainly driven by reduced Mortgage new business due to slowing of the housing market, and customers reducing debt in response to increasing rates. The Stage 1 ECL was broadly flat as reduced Mortgage Stage 1 exposures had little impact on ECL due to their secured nature.
–Stage 2 exposures increased reflecting current economic conditions, but levels of arrears are yet to increase above the long-term average. Stage 2 ECL reduced primarily due to the reduced requirement for mortgages, driven by house prices performing better than expected, and in CCB where expected loss rates improved.
–Stage 3 exposures rose due to the economic environment with increases across all portfolios. ECL increased, driven by CCB and Mortgages.
Stage 2 analysis (audited)
The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

2023		PD deterioration	Forbearance(1)	Other	30 DPD	Secured affordability	Unsecured affordability	Mortgage Refinancing	High risk corporate	Total
Retail and Business Banking - Mortgages	Exposure £m	5,877	516	549	560	2,889	—	7,769	—	18,160
	ECL £m	65	2	3	12	9	—	19	—	110
	Coverage %	1.1	0.3	0.7	2.1	0.3	—	0.2	—	0.6
Retail and Business Banking EDB - Credit Cards	Exposure £m	256	—	17	9	—	63	—	—	345
	ECL £m	63	—	5	4	—	15	—	—	87
	Coverage %	24.9	27.7	24.5	47.1	—	23.7	—	—	25.2
Retail and Business Banking EDB - Other	Exposure £m	288	—	19	169	—	169	—	—	645
	ECL £m	36	—	3	18	—	20	—	—	77
	Coverage %	12.3	—	16.2	10.8	—	11.7	—	—	11.9
Consumer Finance	Exposure £m	115	—	126	25	64	—	—	—	330
	ECL £m	10	—	5	11	4	—	—	—	30
	Coverage %	8.7	—	4.0	43.4	6.3	—	—	—	9.0
CCB	Exposure £m	1,809	85	533	93	—	—	—	898	3,418
	ECL £m	75	2	17	2	—	—	—	22	118
	Coverage %	4.1	2.5	3.2	2.4	—	—	—	2.5	3.5
Corporate Centre	Exposure £m	—	—	—	1	—	—	—	—	1
	ECL £m	—	—	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	8,345	601	1,244	857	2,953	232	7,769	898	22,899
	ECL £m	249	4	33	47	13	35	19	22	422
	Coverage %	3.0	0.7	2.7	5.5	0.4	15.0	0.2	2.5	1.8
Undrawn	ECL £m	28	—	4	3	—	3	—	2	40
Total Reported	Exposure £m	9,160	601	1,436	893	2,889	233	7,769	898	23,879
	ECL £m	277	4	37	50	13	38	19	24	462

2022
Retail and Business Banking - Mortgages	Exposure £m	7,310	449	393	463	4,961	—	n/a	—	13,576
	ECL £m	85	2	7	10	27	—	n/a	—	131
	Coverage %	1.2	0.4	1.8	2.2	0.5	—	n/a	—	1.0
Retail and Business Banking EDB - Credit Cards	Exposure £m	240	—	22	8	—	59	n/a	—	329
	ECL £m	63	—	4	4	—	14	n/a	—	85
	Coverage %	26.3	—	18.2	50.0	—	23.7	n/a	—	25.8
Retail and Business Banking EDB - Other	Exposure £m	303	—	26	178	—	139	n/a	—	646
	ECL £m	42	—	6	14	—	17	n/a	—	79
	Coverage %	13.9	—	23.1	7.9	—	12.2	n/a	—	12.2
Consumer Finance	Exposure £m	159	—	164	27	—	—	n/a	—	350
	ECL £m	12	—	5	10	—	—	n/a	—	27
	Coverage %	7.5	—	3.0	37.0	—	—	n/a	—	7.7
CCB	Exposure £m	1,548	64	684	214	—	—	n/a	966	3,476
	ECL £m	81	4	1	10	—	—	n/a	59	155
	Coverage %	5.2	6.3	0.1	4.7	—	—	n/a	6.1	4.5
Corporate Centre	Exposure £m	—	—	—	3	—	—	n/a	—	3
	ECL £m	—	—	—	—	—	—	n/a	—	—
	Coverage %	—	—	—	—	—	—	n/a	—	—
Total Drawn	Exposure £m	9,560	513	1,289	893	4,961	198	n/a	966	18,380
	ECL £m	283	6	23	48	27	31	n/a	59	477
	Coverage %	3.0	1.2	1.8	5.4	0.5	15.7	n/a	6.1	2.6
Undrawn	ECL £m	19	—	8	6	—	4	n/a	2	39
Total Reported	Exposure £m	10,323	625	1,271	937	4,961	199	n/a	966	19,282
	ECL £m	302	6	31	54	27	35	n/a	61	516
(1)    Where the values of ECL and/or exposures are not nil, but round to nil when presented in £millions, the coverage ratio is still presented in the table.
Where balances satisfy more than one of the criteria above for determining a SICR, we have assigned the corresponding gross carrying amount and ECL in order of the categories presented.
The following table analyses our Stage 2 and Stage 3 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date:

	2023			2022
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2
Not in cure period	12,682	360	2.8	13,156	439	3.3
In cure period (for transfer to Stage 1)	11,197	102	0.9	6,126	77	1.3
	23,879	462	1.9	19,282	516	2.7
Stage 3
Not in cure period	2,712	342	12.6	2,421	286	11.8
In cure period (for transfer to Stage 2)	368	20	5.4	314	34	10.8
	3,080	362	11.8	2,735	320	11.7
2023 compared to 2022
The accounts in a cure period at 31 December 2023 increased compared to 31 December 2022 reflecting the increased asset moved to Stage 2 as a result of the
Mortgage refinancing risk JA.
Stage 3 exposures both within a cure period and those not within such a period increased at similar rates in 2023.
Reconciliation of exposures, loss allowance and net carrying amounts (audited)
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2023	£m	£m	£m	£m	£m
Retail and Business Banking	182,267	501	181,766	22,090	43
–Mortgages(1)	175,239	241	174,998	8,329	3
–EDB - Credit Cards(2)	2,674	130	2,544	10,442	10
–EDB - Other (3)	4,354	130	4,224	3,319	30
Consumer Finance	5,228	70	5,158	—	—
Corporate & Commercial Banking	17,939	345	17,594	9,338	35
Corporate Centre	64,096	—	64,096	11	—
Total exposures presented in Credit Quality tables	269,530	916	268,614	31,439	78
Joint ventures			4,488
Other items			960
Adjusted net carrying amount			274,062
Assets classified at FVTPL			2,074
Non-financial assets(3)			5,947
Total assets per the Consolidated Balance Sheet			282,083

2022
Retail and Business Banking	194,661	504	194,157	21,722	42
–Mortgages(1)	187,141	250	186,891	8,029	3
–EDB - Credit Cards(2)	2,558	120	2,438	10,288	10
–EDB - Other(3)	4,962	134	4,828	3,405	29
Consumer Finance	5,384	67	5,317	356	—
Corporate & Commercial Banking	18,518	362	18,156	9,780	32
Corporate Centre	62,409	—	62,409	—	—
Total exposures presented in Credit Quality tables	280,972	933	280,039	31,858	74
Joint ventures			4,165
Other items			904
Adjusted net carrying amount			285,108
Assets classified at FVTPL			2,873
Non-financial assets(3)			4,262
Total assets per the Consolidated Balance Sheet			292,243
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)Non-financial assets include £630m (2022: £2,654m) of Macro hedge of interest rate risk.
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	290,813	171	19,282	516	2,735	320	312,830	1,007
Transfers from Stage 1 to Stage 2(3)	(13,160)	(9)	13,160	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,974	111	(5,974)	(111)	—	—	—	—
Transfers to Stage 3(3)	(600)	(6)	(924)	(38)	1,524	44	—	—
Transfers from Stage 3(3)	28	1	306	15	(334)	(16)	—	—
Transfers of financial instruments	(7,758)	97	6,568	(125)	1,190	28	—	—
Net ECL remeasurement on stage transfer(4)	—	(111)	—	145	—	130	—	164
Change in economic scenarios(2)	—	29	—	(33)	—	9	—	5
New lending and assets purchased(5)	25,306	28	562	45	59	20	25,927	93
Redemptions, repayments and assets sold(7)	(34,246)	(35)	(3,030)	(53)	(886)	(46)	(38,162)	(134)
Changes in risk parameters and other movements(6)	(105)	(9)	497	(33)	394	133	786	91
Assets written off(7)	—	—	—	—	(412)	(232)	(412)	(232)
At 31 December 2023	274,010	170	23,879	462	3,080	362	300,969	994
Net movement in the period	(16,803)	(1)	4,597	(54)	345	42	(11,861)	(13)

ECL (release)/charge to the Income Statement		(1)		(54)		274		219
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		8		8
Total ECL (release)/charge to the Income Statement		(1)		(54)		261		206

At 1 January 2022	298,285	133	18,013	330	3,021	403	319,319	866
Transfers from Stage 1 to Stage 2(3)	(9,100)	(25)	9,100	25	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7,207	133	(7,207)	(133)	—	—	—	—
Transfers to Stage 3(3)	(621)	(4)	(624)	(32)	1,245	36	—	—
Transfers from Stage 3(3)	10	1	758	150	(768)	(151)	—	—
Transfers of financial instruments	(2,504)	105	2,027	10	477	(115)	—	—
Net ECL remeasurement on stage transfer(4)	—	(110)	—	98	—	110	—	98
Change in economic scenarios(2)	—	37	—	123	—	3	—	163
New lending and assets purchased(5)	48,194	42	1,119	76	64	24	49,377	142
Redemptions, repayments and assets sold(7)	(55,332)	(35)	(2,065)	(60)	(950)	(35)	(58,347)	(130)
Changes in risk parameters and other movements(6)	2,170	(1)	188	(61)	377	87	2,735	25
Assets written off (7)	—	—	—	—	(254)	(157)	(254)	(157)
At 31 December 2022	290,813	171	19,282	516	2,735	320	312,830	1,007
Net movement in the period	(7,472)	38	1,269	186	(286)	(83)	(6,489)	141

ECL charge/(release) to the Income Statement		38		186		74		298
Less: Discount unwind		—		—		(13)		(13)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		38		186		97		321
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
COUNTRY RISK EXPOSURES (audited)
We manage our country risk exposure under our global limits framework. We set our Risk Appetite for each country, considering factors that may affect its risk profile. These can include political events, macroeconomics and the nature of the risk. We actively manage exposures if we need to.
The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2023						2022
		Financial institutions						Financial institutions
	Government s	Banks(1)	Other	Retail	Corporat e	Total(2)	Governments	Banks(1)	Other	Retail	Corporat e	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	3.1	—	0.1	3.2	—	—	2.3	—	0.1	2.4
Spain	—	—	—	—	—	—	—	—	—	—	—	—
France	0.1	1.7	0.8	—	—	2.6	0.1	0.8	0.5	—	—	1.4
Germany	—	0.2	0.3	—	—	0.5	—	0.3	—	—	0.1	0.4
Luxembourg	—	—	0.5	—	0.1	0.6	—	—	—	—	—	—
Other(3)	0.3	0.7	—	—	—	1.0	0.3	0.5	—	—	—	0.8
	0.4	2.6	4.7	—	0.2	7.9	0.4	1.6	2.8	—	0.2	5.0
Other countries
UK	40.8	1.7	7.2	208.4	25.0	283.1	46.6	1.8	6.2	220.2	26.8	301.6
US	—	0.7	—	—	—	0.7	0.1	1.0	—	—	—	1.1
Japan	2.0	0.9	—	—	—	2.9	1.1	0.3	—	—	—	1.4
Switzerland	2.1	—	—	—	—	2.1	1.2	—	—	—	—	1.2
Other	0.1	1.2	0.2	1.3	0.7	3.5	0.1	0.8	0.2	1.3	0.5	2.9
	45.0	4.5	7.4	209.7	25.7	292.3	49.1	3.9	6.4	221.5	27.3	308.2
Total	45.4	7.1	12.1	209.7	25.9	300.2	49.5	5.5	9.2	221.5	27.5	313.2
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
(3)Includes The Netherlands £0.3bn (2022: £0.1bn), Belgium £0.5bn (2022: £0.6bn), and Finland £0.1bn (2022: £0.1bn).
Balances with other Banco Santander group members (audited)
We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.
At 31 December 2023 and 31 December 2022, we had gross balances with other Banco Santander group members as follows:

	2023				2022
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	0.9	—	—	0.9	1.4	—	—	1.4
UK	—	4.5	—	4.5	—	4.2	—	4.2
	0.9	4.5	—	5.4	1.4	4.2	—	5.6
Liabilities
Spain	2.3	0.1	—	2.4	1.7	0.1	—	1.8
UK	—	0.9	—	0.9	—	1.2	—	1.2
	2.3	1.0	—	3.3	1.7	1.3	—	3.0
RETAIL AND BUSINESS BANKING – CREDIT RISK REVIEW
We provide detailed credit risk analysis for Retail and Business Banking in separate sections below for Mortgages, our largest portfolio, and our Everyday Banking portfolio.
RETAIL AND BUSINESS BANKING: MORTGAGES – CREDIT RISK REVIEWWe offer mortgages to people who want to buy a property and offer additional borrowing (known as further advances) to existing mortgage customers. The property must be in the UK, except for a small number of loans in the Isle of Man and Jersey.
Borrower profile (audited)

	Stock				New business
	2023		2022		2023		2022
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	73,075	42	77,708	41	5,009	41	12,221	36
Remortgagers(2)	49,084	28	53,936	29	3,901	32	10,644	31
First-time buyers	37,495	21	38,698	21	3,015	25	8,129	24
Buy-to-let	15,585	9	16,799	9	239	2	3,133	9
	175,239	100	187,141	100	12,164	100	34,127	100
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)'Remortgagers’ are new customers who are taking a new mortgage with us.
As well as the new business in the table above, there were £31.9bn (2022: £25.3bn) of remortgages where we moved our customers with maturing mortgages onto new ones. We also provided £0.8bn (2022: £1.2bn) of further advances and flexible mortgage drawdowns. 77% (2022: 81%) of customers with a maturing mortgage were retained, which applied to mortgages four months post maturity, based on a 12-month average of retention rates to September 2023 and
December 2022 respectively.
2023 compared to 2022
In 2023, mortgage asset stock decreased across all sectors, with the stock borrower profile unchanged. Our new business also decreased, particularly in the Buy-
to-Let sector reflecting market conditions where landlords' appetite to expand their portfolios reduced. In 2023, we helped first-time buyers buy their new home with £3.0bn of gross lending (2022: £8.1bn).
Interest rate profile (audited)
The interest rate profile of our maturing mortgage asset stock was:

	2023		2022
	£m	%	£m	%
Fixed rate	155,363	89	166,281	89
Of which maturing:
–< 12 months	38,419	22	39,123	21
–Later than 1 year but no later than 3 years	66,451	38	39,056	21
–Later than 3 years but no later than 4 years	34,925	20	24,584	13
–Later than 4 years but no later than 5 years	11,126	6	25,290	14
–Later than 5 years	4,442	3	38,228	20
Variable rate	13,923	8	12,511	7
Standard Variable Rate (SVR)	3,942	2	5,682	3
Follow on Rate (FoR)	2,011	1	2,667	1
	175,239	100	187,141	100
2023 compared to 2022
In 2023, we continued to see customers refinance from reversion to fixed rate products influenced by rapid increases in interest rates, with a slight increase in demand for variable rate products tracking the Bank of England base rate. We also saw more customers choosing shorter-term fixed rate products in 2023.Geographical distribution (audited)
The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business
	2023	2022	2023	2022
Region	£bn	£bn	£bn	£bn
London	44.6	47.8	2.9	8.3
Midlands and East Anglia	24.6	26.0	1.8	5.3
North	23.2	24.8	1.7	4.7
Northern Ireland	2.6	2.9	0.1	0.3
Scotland	6.4	6.8	0.6	1.2
South East excluding London	55.6	59.3	3.8	10.6
South West, Wales and other	18.2	19.5	1.3	3.7
	175.2	187.1	12.2	34.1
2023 compared to 2022
The portfolio's geographical distribution continued to represent a broad footprint across the UK, with a concentration around London and the South East. The loan-
to-income multiple of mortgage lending in the year, based on average earnings of new business at inception, was 2.98 (2022: 3.35).
Mortgage loan size (audited)
The split of our mortgage asset by size was:

Mortgage loan size	2023	2022
>£1.0m	2%	2%
£0.5m to £1.0m	10%	10%
£0.25m to £0.5m	31%	31%
<£0.25m	57%	57%
Average loan size (stock) (1)	£188k	£184k
Average loan size (new business)	£228k	£237k
(1) Average initial advance of existing stock.
Loan-to-value analysis (audited)
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2023					2022
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	79,949	31	1,110	12	2,616	88,841	37	1,116	14	4,890
>50-60%	33,402	24	348	10	1,604	36,356	29	284	11	4,014
>60-70%	31,261	40	248	16	1,977	34,350	50	197	16	6,104
>70-80%	18,847	50	139	20	2,736	17,977	46	110	15	10,094
>80-90%	8,917	35	67	15	2,318	7,369	29	42	9	6,002
>90-100%	2,418	20	39	11	900	1,876	17	32	9	2,999
>100%	445	44	65	25	13	372	45	52	21	24
	175,239	244	2,016	109	12,164	187,141	253	1,833	95	34,127
Collateral value (1)	175,182		2,005		12,164	187,093		1,824		34,126

	%		%		%	%		%		%
Average LTV - Balance weighted(2)	51		49		66	50		47		69
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £389m (2022: £323m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) +  ...) /(Loan 1 balance + Loan 2 balance+...).
The balance weighted average LTV of new business in the period in London was 65% (2022: 66%). £45bn of new business and internal transfers were re-priced in 2023 and a further £39bn will reach the end of the incentive period by the end of 2024. Arrears from recent internal transfers remain low, with less than 1% of customers entering arrears within 12 months. 85% of lending is prime UK retail mortgages with an average new loan size of £228k (2022: £237k). Unsecured retail constitutes 3% of lending.
2023 compared to 2022
There were no significant changes in collateral quality in 2023. Despite economic pressures, balance weighted average LTVs of stock were broadly flat over the period. Balance weighted average LTVs of new business reduced in 2023 driven by proportionally more lending at LTV<=60%. We monitor the profile of new lending and take action as needed to ensure the LTV mix of completions is in line with our risk appetite.
Credit performance (audited)

	2023	2022
	£m	£m
Mortgage loans and advances to customers	175,239	187,141
of which:
– Stage 1	155,063	171,733
– Stage 2	18,160	13,576
– Stage 3	2,016	1,832
Loss allowances(1)	244	253

	%	%
Stage 1 ratio(2)	88.49	91.76
Stage 2 ratio(2)	10.36	7.25
Stage 3 ratio	1.16	0.99
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 119 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	179,632	26	13,685	132	1,853	95	195,170	253
Transfers from Stage 1 to Stage 2(3)	(11,006)	(3)	11,006	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,838	30	(4,838)	(30)	—	—	—	—
Transfers to Stage 3(3)	(337)	(3)	(570)	(15)	907	18	—	—
Transfers from Stage 3(3)	14	—	279	9	(293)	(9)	—	—
Transfers of financial instruments	(6,491)	24	5,877	(33)	614	9	—	—
Net ECL remeasurement on stage transfer(4)	—	(28)	—	40	—	22	—	34
Change in economic scenarios(2)	—	—	—	(2)	—	3	—	1
New lending and assets purchased(5)	12,957	4	154	3	5	1	13,116	8
Redemptions, repayments and assets sold(7)	(23,522)	(6)	(1,765)	(12)	(417)	(14)	(25,704)	(32)
Changes in risk parameters and other movements(6)	676	4	329	(17)	35	4	1,040	(9)
Assets written off (7)	—	—	—	—	(54)	(11)	(54)	(11)
At 31 December 2023	163,252	24	18,280	111	2,036	109	183,568	244
Net movement in the period	(16,380)	(2)	4,595	(21)	183	14	(11,602)	(9)

ECL (release)/charge to the Income Statement		(2)		(21)		25		2
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		29		29
Total ECL (release)/charge to the Income Statement		(2)		(21)		51		28

At 1 January 2022	180,232	14	11,199	88	1,816	89	193,247	191
Transfers from Stage 1 to Stage 2(3)	(5,833)	(1)	5,833	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,961	16	(2,961)	(16)	—	—	—	—
Transfers to Stage 3(3)	(278)	(2)	(448)	(11)	726	13	—	—
Transfers from Stage 3(3)	3	—	280	9	(283)	(9)	—	—
Transfers of financial instruments	(3,147)	13	2,704	(17)	443	4	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	40	—	8	—	33
Change in economic scenarios(2)	—	1	—	21	—	2	—	24
New lending and assets purchased(5)	35,028	7	529	11	1	—	35,558	18
Redemptions, repayments and assets sold(7)	(32,565)	(3)	(1,229)	(11)	(415)	(12)	(34,209)	(26)
Changes in risk parameters and other movements(6)	84	9	482	—	18	7	584	16
Assets written off(7)	—	—	—	—	(10)	(3)	(10)	(3)
At 31 December 2022	179,632	26	13,685	132	1,853	95	195,170	253
Net movement in the period	(600)	12	2,486	44	37	6	1,923	62

ECL charge/(release) to the Income Statement		12		44		9		65
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		12		44		6		62
Loan modifications (audited)
Forbearance(1)
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2023	2022
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	351	317
–Net modification loss	5	7
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	79	91
The balances at 31 December 2023 and 31 December 2022, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total	Loss allowances
2023	£m	£m	£m	£m	£m	£m
Stage 2	327	388	212	11	938	8
Stage 3	285	150	64	172	671	30
	612	538	276	183	1,609	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2022
Stage 2	311	320	240	6	877	11
Stage 3	299	140	65	190	694	31
	610	460	305	196	1,571	42
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
At 31 December 2023, the proportion of the mortgage portfolio in forbearance remained flat at 0.9% (2022: 0.9%) and the proportion of accounts in forbearance for more than six months that had made their last six months’ contractual payments was 81% (2022: 85%). The weighted average LTV of all accounts in forbearance was 44% (2022: 43%) compared to the weighted average portfolio LTV of 51% (2022: 50%)
At 31 December 2023, the carrying value of mortgages classified as multiple forbearance decreased to £121m (2022: £152m).
Other loan modifications
Santander UK supports the Mortgage Charter which was published in July 2023. There were no modification gains or losses arising from the Charter.
We have made additional customer support solutions available since then, allowing customers who are up-to-date with their payments to make interest-only payments for six months or extend their mortgage term to reduce their monthly payments. The following table provides information on such loan modifications.

	2023		2022
	Term extension	Interest-only	Term extension	Interest-only
	£m	£m	£m	£m
Stage 1	122	1,186	n/a	n/a
Stage 2	31	510	n/a	n/a
Stage 3	2	18	n/a	n/a
	155	1,714	n/a	n/a
At 31 December 2023, there were £1.6bn (2022: £1.9bn) of other mortgages on the balance sheet that we had modified since January 2008. At 31 December
2023, the average LTV was 24% (2022: 24%), and 93% (2022: 94%) of accounts had made their last six months’ contractual payments. The proportion of accounts that were 90 days or more in arrears was 1.71% (2022: 1.53%).
There were no other loan modifications made in 2023 and 2022.
RETAIL AND BUSINESS BANKING: MORTGAGES – PORTFOLIOS OF
PARTICULAR INTEREST
Introduction
We are mainly a residential prime lender and we do not originate sub-prime or second charge mortgages. Despite that, some types of mortgages have higher risks and others stand out for different reasons. These are:

Product	Description
Interest-only loans
With an interest-only mortgage, the customer pays interest every month, but the principal is only repaid at the end of the mortgage term. Some mortgages have a part that is interest-only, with the rest being a normal repayment mortgage.
We mitigate the risk from new interest-only mortgages by having lower maximum LTVs. For most applicants, the maximum LTV is
50%. For high net worth customers, it can be up to 75%. When a customer plans to repay their mortgage by selling the property, we require a minimum equity buffer of £250k. We also remind customers that they have to arrange to repay the principal at the end of the mortgage. We send them messages with their annual mortgage statements, and we contact them throughout the mortgage term to encourage them to tell us how they plan to repay. We increase the frequency of contact as the loan approaches maturity. If customers know they will not be able to repay their mortgage when it ends, or if their mortgage has already passed the date when it should have ended, we talk to them. If we think it is in their interests and they can afford it, we look at other ways to manage it, such as turning the mortgage into a repayment one and extending it. If the customer is waiting for their way to repay it, such as an investment plan, to mature, we may permit an extension.

Part interest-only, part repayment loans
Customers with part interest-only, part repayment mortgages still have to pay back a lump sum at the end of their mortgage for the interest-only part. This means these loans have a higher credit risk as we depend on the customers to pay back a lump sum. We design new account LTV maximums to mitigate this risk. We also make sure the customer has a plausible repayment plan before we lend to them and stays on track for the loan term.
We mitigate the risk from these loans in similar ways to those used for interest-only mortgages. The maximum LTV for new loans is
85%. For most applicants, up to 50% of that can be interest-only. For high net worth customers, it can be up to 75%.  When a customer plans to repay the interest-only element of their mortgage by selling the property, we require a minimum equity buffer of
£250k. We manage communications and extension options in similar ways to those used for interest-only mortgages.

Flexible loans
Flexible mortgages allow customers to pay more or less than their usual amount each month, or even to take ‘payment holidays’ when they pay nothing at all. There are conditions on when and how much customers can draw down, and they do not have to take or draw down the whole loan all at once. A customer can ask us to raise their credit limit, but that means we will go through our full credit approval process. We can also lower a customer’s credit limit at any time, so it never goes above 90% of the property’s current market value. We no longer offer flexible loans for new mortgages. This is an area of interest if any customers might be using these facilities to self-forbear, such as regularly drawing down small amounts. We reflect signs that the credit risk has significantly increased in our
ECL calculations.

Loans with an LTV >100%
In some cases, property prices have fallen, so mortgages we gave in the past with lower LTVs now have LTVs greater than 100%.
Where the mortgage balance is more than the property is now worth, we cannot recover the full value of the loan by repossessing and selling the property. This means there is a higher credit risk on these loans, so we monitor them as part of our assessment of ongoing portfolio performance. We design new account LTV maximums to mitigate an increase in accounts with an LTV >100%.

Buy-to-Let (BTL) loans
We have specific policies for BTL and focus on non-professional landlords. We have prudent lending criteria and the maximum LTV is
75%. The first applicant must earn a minimum of £25,000 per year, and we require proof of income in all cases. We also use a BTL affordability rate as part of our lending assessment. This means that the rental income must cover the monthly mortgage interest payments by a prescribed amount when calculated using a stressed interest rate. We regularly review the prescribed amount and adjust it as needed.

Climate change
The value of property collateral for mortgages might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk or changing environmental performance standards for property. In 2023 we reviewed the proportion of mortgage loans subject to flood and subsidence risk and concluded that the risk was not material. The terms of our mortgage lending require homeowners to buy suitable insurance which transfers the majority of the risk to asset valuations to third party insurers.
Credit performance (audited)

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest- only, part repayment (2)	Flexible	LTV >100%	Buy-to-let	Other portfolio
2023	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	175,239	39,104	12,788	5,418	445	15,585	120,878
–Stage 1	155,063	32,244	11,077	4,420	276	13,887	109,509
–Stage 2	18,160	5,874	1,472	744	104	1,647	10,618
–Stage 3	2,016	986	239	254	65	51	751
Stage 3 ratio	1.16%	2.54%	1.88%	5.01%	14.54%	0.33%	0.62%
Properties in possession	23	12	3	2	5	1	8
Balance weighted LTV (indexed)	51%	48%	51%	37%	116%	60%	53%

2022
Mortgage portfolio	187,141	41,098	13,759	6,765	372	16,799	129,299
–Stage 1	171,733	35,957	12,380	5,713	218	15,884	120,683
–Stage 2	13,576	4,265	1,161	839	102	876	7,916
–Stage 3	1,832	876	218	213	52	39	700
Stage 3 ratio	0.99%	2.15%	1.60%	3.45%	13.91%	0.23%	0.54%
Properties in possession	47	18	8	3	7	1	16
Balance weighted LTV (indexed)	50%	47%	49%	36%	117%	58%	52%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £9,684m (2022: £10,192m) and the non-interest-only part of the loan.
2023 compared to 2022
In 2023, the combined total proportion of interest-only loans, part interest-only, part repayment loans and flexible loans was broadly stable at 32.7% (2022: 32.9%).
BTL mortgage balances decreased £1.2bn to £15.6bn (2022: £16.8bn) driven by our strategy to deleverage our mortgage portfolio and changes in the market dynamic. In 2023, the balance weighted average LTV of mortgage total new BTL lending was 58% (2022: 67%).
Forbearance(1)  (audited)
The balances at 31 December 2023 and 31 December 2022 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2023	£m	£m	£m	£m
Total	368	74	12	23
–Stage 2	219	55	3	16
–Stage 3	149	19	9	7

2022
Total	292	36	10	15
–Stage 2	112	19	1	11
–Stage 3	180	17	9	4
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
2023 compared to 2022
Forbearance levels increased slightly although were lower than expected in 2023, with customers having the option to move to a temporary interest-only conversion under the Mortgage Charter.
RETAIL AND BUSINESS BANKING: EVERYDAY BANKING – CREDIT RISK REVIEW Credit performance (audited)

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2023	£m	£m	£m	£m	£m	£m
Loans and advances to customers	1,819	2,064	2,674	471	5,209	7,028
of which:
–Stage 1	1,574	1,743	2,283	207	4,233	5,807
–Stage 2	115	294	345	236	875	990
–Stage 3	130	27	46	28	101	231
Loss allowances(1)	16	66	140	78	284	300
Stage 3 undrawn exposures	2				37	39
Stage 3 ratio	7.25%				2.65%	3.83%
Gross write-offs (12 months)	11				119	130

2022
Loans and advances to customers	2,519	1,982	2,558	461	5,001	7,520
of which:
–Stage 1	2,223	1,730	2,192	155	4,077	6,300
–Stage 2	133	231	329	282	842	975
–Stage 3	163	21	37	24	82	245
Loss allowances(1)	19	62	130	82	274	293
Stage 3 undrawn exposures	3				32	35
Stage 3 ratio	6.58%				2.27%	3.71%
Gross write-offs (12 months)	11				99	110
(1)The ECL allowance is for both on and off–balance sheet exposures.
2023 compared to 2022
Business Banking balances were lower, mainly due to reductions in the Bounce Back Loans (BBL) portfolio. Stage 3 assets reduced, although this had a minimal impact on write-offs as the reduction in assets was mainly due to the BBLs where the 100% government guarantee was claimed. Stage 2 and 3 unsecured assets and write-offs increased reflecting the current economic environment. However, these rates are yet to exceed long run averages. 55% (2022: 55%) of credit card customers repay their balance in full each month and UPL average customer balances remained unchanged at £6,000.
Loan modifications (audited)
Forbearance
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2023	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	13	8	21
–Net modification loss	—	14	6	20
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	2	1	3

2022
Financial assets modified in the period:
–Amortised cost before modification	—	7	7	14
–Net modification loss	—	7	6	13
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	3	1	4
The balances at 31 December 2023 and 31 December 2022 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2023	£m	£m	£m	£m	£m	£m
Total	3	1	47	19	67	70
–Stage 2	—	1	5	2	8	8
–Stage 3	3	—	42	17	59	62

2022
Total	3	1	34	16	51	54
–Stage 2	—	1	6	2	9	9
–Stage 3	3	—	28	14	42	45
Other loan modifications
There were no other loan modifications made in 2023 and 2022.
CONSUMER FINANCE – CREDIT RISK REVIEW Credit performance (audited)

	2023	2022
	£m	£m
Loans and advances to customers	5,228	5,384
of which:
–Stage 1	4,870	5,005
–Stage 2	330	350
–Stage 3	28	29
Loss allowances(1)	70	67
Stage 3 ratio	0.53%	0.54%
Gross write-offs	23	19
(1)The ECL allowance is for both on and off–balance sheet exposures.
2023 compared to 2022
In 2023, we maintained our prudent Consumer (auto) finance underwriting criteria. The product mix was broadly unchanged, with wholesale balances increasing slightly.
At 31 December 2023, Consumer (auto) finance gross lending (new business) was £2,055m (2022: £2,519m). Wholesale loans (Stock finance) to car dealerships at 31 December 2023 were approximately 9.9% (2022: 10.1%) of the Consumer loan book. At 31 December 2023, the average Consumer (auto) finance loan size was £17,308 (2022: £17,256).
The risk profile was stable in terms of our credit scoring acceptance policies. The overall risk performance was good with the vast majority of customers paying.
Loan modifications (audited)
Forbearance
There were no accounts in forbearance at 31 December 2023 and 31 December 2022.
Other loan modifications
There were no other loan modifications made in 2023 and 2022.
The gross carrying amount of financial assets for which the ECL allowance changed to a 12-month measurement at 31 December 2023 was £30m (2022: £95mCORPORATE & COMMERCIAL BANKING – CREDIT RISK REVIEWMovement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 119 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	23,838	83	3,888	166	572	145	28,298	394
Transfers from Stage 1 to Stage 2(3)	(1,376)	(1)	1,376	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	512	10	(512)	(10)	—	—	—	—
Transfers to Stage 3(3)	(118)	(3)	(258)	(8)	376	11	—	—
Transfers from Stage 3(3)	1	—	9	1	(10)	(1)	—	—
Transfers of financial instruments	(981)	6	615	(16)	366	10	—	—
Net ECL remeasurement on stage transfer(4)	—	(16)	—	29	—	64	—	77
Change in economic scenarios(2)	—	30	—	(30)	—	6	—	6
New lending and assets purchased(5)	7,257	5	132	6	38	10	7,427	21
Redemptions, repayments and assets sold(7)	(6,713)	(13)	(869)	(10)	(193)	(23)	(7,775)	(46)
Changes in risk parameters and other movements(6)	(834)	(19)	199	(13)	137	28	(498)	(4)
Assets written off (7)	—	—	—	—	(175)	(68)	(175)	(68)
At 31 December 2023	22,567	76	3,965	132	745	172	27,277	380
Net movement in the period	(1,271)	(7)	77	(34)	173	27	(1,021)	(14)

ECL (release)/charge to the Income Statement		(7)		(34)		95		54
Less: Discount unwind		—		—		(9)		(9)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL (release)/charge to the Income Statement		(7)		(34)		81		40

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,604	50	5,914	127	827	248	27,345	425
Transfers from Stage 1 to Stage 2(3)	(2,195)	(14)	2,195	14	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,023	92	(4,023)	(92)	—	—	—	—
Transfers to Stage 3(3)	(172)	(1)	(111)	(13)	283	14	—	—
Transfers from Stage 3(3)	—	—	463	135	(463)	(135)	—	—
Transfers of financial instruments	1,656	77	(1,476)	44	(180)	(121)	—	—
Net ECL remeasurement on stage transfer(4)	—	(72)	—	(41)	—	61	—	(52)
Change in economic scenarios(2)	—	38	—	76	—	—	—	114
New lending and assets purchased(5)	8,629	16	228	19	43	12	8,900	47
Redemptions, repayments and assets sold(7)	(9,019)	(15)	(584)	(32)	(53)	(17)	(9,656)	(64)
Changes in risk parameters and other movements(6)	1,968	(11)	(194)	(27)	21	(14)	1,795	(52)
Assets written off (7)	—	—	—	—	(86)	(24)	(86)	(24)
At 31 December 2022	23,838	83	3,888	166	572	145	28,298	394
Net movement in the period	3,234	33	(2,026)	39	(255)	(103)	953	(31)

ECL charge/(release) to the Income Statement		33		39		(79)		(7)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		42		42
Total ECL charge/(release) to the Income Statement		33		39		(40)		32
Committed exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. guarantees. Therefore, committed exposures are typically higher than asset balances. The derivative and other treasury product exposures (classified under 'Financial Institutions') are also typically lower than the asset balances, because we show our overall risk exposure which takes into account our procedures to mitigate credit risk including netting. The balances on our balance sheet only reflect the more restrictive netting permitted by IAS 32.
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	166	911	2,970	3,497	3,575	1,439	118	12,676
Commercial Real Estate	—	—	360	1,684	2,132	972	209	1	5,358
Social Housing	43	3,032	4,881	—	—	—	—	—	7,956
	43	3,198	6,152	4,654	5,629	4,547	1,648	119	25,990
Of which:
Stage 1	43	3,130	6,152	4,618	4,715	2,363	141	118	21,280
Stage 2	—	68	—	36	914	2,184	762	1	3,965
Stage 3	—	—	—	—	—	—	745	—	745

2022
SME and mid corporate	—	336	923	2,341	3,299	5,327	1,791	106	14,123
Commercial Real Estate	—	2	111	2,044	2,128	936	185	1	5,407
Social Housing	44	4,028	3,956	6	—	—	—	1	8,035
	44	4,366	4,990	4,391	5,427	6,263	1,976	108	27,565
Of which:
Stage 1	39	4,364	4,944	4,202	4,773	4,289	386	108	23,105
Stage 2	5	2	46	189	654	1,974	1,018	—	3,888
Stage 3	—	—	—	—	—	—	572	—	572
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
2023 compared to 2022
In 2023, committed exposure reduced by 5.7%, driven by reductions in the SME and mid corporate portfolios, which was down by 10.2%. The rating distribution saw an improvement in the SME and mid corporate portfolios, with Commercial Real Estate broadly stable.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead. At 31 December 2023 and 31 December 2022 this is mainly focused in the UK.
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2023	£m	£m	£m
SME and mid corporate	627	190	437
Commercial Real Estate	118	28	90
	745	218	527

2022
SME and mid corporate	513	169	344
Commercial Real Estate	59	30	29
	572	199	373
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2023 and 31 December 2022.

2023	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
SME and mid corporate	10,140	462	1,447	627	12,676	341
Commercial Real Estate	4,734	10	496	118	5,358	39
Social Housing	7,752	—	204	—	7,956	—
	22,626	472	2,147	745	25,990	380

2022
SME and mid corporate	11,796	431	1,383	513	14,123	355
Commercial Real Estate	4,765	103	480	59	5,407	38
Social Housing	7,979	46	10	—	8,035	1
	24,540	580	1,873	572	27,565	394
(1)Includes committed facilities and derivatives.
2023 compared to 2022
In 2023, Watchlist exposures increased, however the overall quality improved with reductions seen in Enhanced Monitoring of 18.6%. An increase in Proactive
Management of 14.6% was driven by a small number of larger exposures in Social Housing which have been downgraded to Proactive Management following concerns raised by the Social Housing regulators rather than credit concerns.
Loan modifications (audited)
Forbearance
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2023	2022
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	189	240
–Net modification loss	10	8
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	27	15
We only make forbearance arrangements for lending to customers. The balances at 31 December 2023 and 31 December 2022, analysed by their staging at the period–end and the forbearance we applied, were:

	2023	2022
	£m	£m
Stock(1)
–Term extension	113	98
–Interest-only	215	238
–Other payment rescheduling	264	219
	592	555
Of which:
–Stage 1	2	17
–Stage 2	159	173
–Stage 3	431	365
	592	555
Proportion of portfolio	2.3%	2.0%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.
PORTFOLIOS OF PARTICULAR INTEREST Introduction
Some types of lending have higher risk and others stand out for other reasons. We give more detail below on the following areas of particular interest.

Portfolio	Description
Commercial Real Estate (CRE)
Lending to experienced, professional landlords mainly secured by tenanted UK property. The CRE market has seen regular cyclical downturns, and so is a portfolio of particular interest. We manage and report our CRE portfolio in Corporate & Commercial Banking.

Climate change
The global economy is still heavily dependent on fossil fuel energy sources such as coal, natural gas and oil, which significantly contribute to climate change.
Energy transmission requires building and maintaining appropriate wholesale networks that can affect the natural environment. We remain committed to reallocating financial flows from fossil fuel consumption, including for electricity generation, to cleaner alternatives as set out in our Environmental, Social and
Climate Change Policy.
In order to track and measure how our current lending activities contribute towards the reliance of fossil fuels we maintain portfolio tracking of fossil fuel exposures.
We classify lending as a fossil fuel exposure if the counterparty engaged in any of the following activities:
–Oil & Gas: production and treatment including refining, transportation, storage and wholesale distribution
–Mining & Extraction: any coal mining or extraction activities
–Power Generation: clients for who coal-fired generation represents more than 10% of revenues on a consolidated basis.
At 31 December 2023, we had limited exposure to such counterparties, with these activities making up 0.3% of our Corporate and Commercial Banking lending to non-financial corporates. On an individually assessed basis, clients in these industries were highly rated and their markets remained highly liquid. We will continue to monitor, disclose and reduce lending which contributes to ongoing fossil fuel use.
Commercial Real Estate
Credit performance
The table below shows the main CRE credit performance metrics at 31 December 2023 and 31 December 2022.

	Customer loans	Stage 3	Stage 3 Ratio	Gross write–offs	Total loss allowance
	£m	£m	%	£m	£m
2023	4,691	118	2.52	—	39
2022	4,822	58	1.20	—	38
LTV analysis
The table below shows the LTV distribution for our CRE total stock and Stage 3 stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2023 and 31 December 2022.

	2023				2022
	Stock		Stage 3		Stock		Stage 3
	Total	ECL	Total	ECL	Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	2,665	12	22	2	2,818	15	14	1
>50-70%	1,539	13	59	8	1,416	7	2	—
>70-100%	87	7	16	6	137	4	15	3
> 100%	13	2	7	2	67	—	1	—
Total with collateral	4,304	34	104	18	4,438	26	32	4
With no collateral	387	5	14	3	359	12	26	7
Development loans	—	—	—	—	25	—	—	—
	4,691	39	118	21	4,822	38	58	11
Refinancing risk
At 31 December 2023, CRE loans of £979m (2022: £964m) were due to mature within 12 months. Of these, £26m or 2.6% (2022: £17m or 1.8%) had an LTV ratio higher than is acceptable under our current credit policy, £21m of which were reported as Stage 3 (2022: £7m).
Sector analysis

Sector	2023		2022
	£m	%	£m	%
Office	1,067	23	1,267	26
Retail	593	13	635	13
Industrial	733	15	749	16
Residential	788	17	853	18
Mixed use	611	13	641	13
Student accommodation	130	3	81	2
Hotels and leisure	193	4	212	4
Other (1)	576	12	384	8
	4,691	100	4,822	100
(1)Mainly unsecured real estate and health related sectors.
2023 compared to 2022
The CRE portfolio remains well diversified across sectors, with no significant regional or single name concentration. The LTV profile of the portfolio remained conservative with £4,204m and 98% (2022: £4,234 and 95%) at or below 70% LTV. Almost two thirds of the CRE portfolio has an LTV below 50%.
In 2023, we maintained a prudent lending approach with 100% of new business (2022: >99%) written at or below 60% LTV. The weighted average LTV of the portfolio was 43% (2022: 46%).
Drawn facilities subject to enhanced monitoring decreased by 90% to £10m (2022: £102m). Drawn facilities subject to proactive management increased by 4.2%
to £493m (2022: £473m). Stage 3 exposures increased due to the reclassification to non-performing loans of a single case in the office sector.
CORPORATE CENTRE – CREDIT RISK REVIEWCommitted exposuresCredit risk arises on both on- and off–balance sheet transactions, e.g. derivatives.Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	48,338	1,895	—	—	—	—	—	—	50,233
Structured Products	170	1,470	787	—	—	—	—	—	2,427
Financial Institutions	1,262	667	436	7	—	—	—	—	2,372
Crown Dependencies	—	—	—	—	—	—	—	1,256	1,256
	49,770	4,032	1,223	7	—	—	—	1,256	56,288
Of which:
Stage 1	49,770	4,032	1,223	7	—	—	—	1,254	56,286
Stage 2	—	—	—	—	—	—	—	1	1
Stage 3	—	—	—	—	—	—	—	1	1

2022
Sovereign and Supranational	53,910	1,077	—	—	—	—	—	—	54,987
Structured Products	136	1,162	875	—	—	—	—	—	2,173
Financial Institutions	1,191	676	635	26	—	—	—	—	2,528
Crown Dependencies	—	—	—	—	—	—	—	1,141	1,141
	55,237	2,915	1,510	26	—	—	—	1,141	60,829
Of which:
Stage 1	55,237	2,915	1,510	26	—	—	—	1,137	60,825
Stage 2	—	—	—	—	—	—	—	3	3
Stage 3	—	—	—	—	—	—	—	1	1
(1)Smaller exposures mainly in the commercial mortgage portfolio, and Crown Dependencies residential mortgages portfolio. We use scorecards for them, instead of a rating model.
2023 compared to 2022
Committed exposures reduced by 7.5% mainly driven by UK Sovereign and Supranational exposures, as part of normal liquid asset portfolio management, which reduced by 8.6%. The portfolio profile remained short-term, reflecting the purpose of the holdings.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2023					2022
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	45,367	2,062	—	2,804	50,233	50,806	1,886	83	2,212	54,987
Structured Products	1,430	243	—	754	2,427	1,379	422	4	368	2,173
Financial Institutions	892	1,004	282	194	2,372	1,075	1,036	230	187	2,528
Crown Dependencies	—	—	—	1,256	1,256	—	—	—	1,141	1,141
	47,689	3,309	282	5,008	56,288	53,260	3,344	317	3,908	60,829
Credit performance (audited)
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. In Corporate Centre, committed exposures were all fully performing at 31 December 2023 and 31 December 2022.
Loan modifications (audited)
There were no loan modifications made in 2023 and 2022.